UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Overseas Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
Nestle SA (Reg. S) (Switzerland, Food Products)	2.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
AIA Group Ltd. (Hong Kong, Insurance)	1.7
11.1

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	21.5
Information Technology	17.9
Financials	17.2
Health Care	13.5
Consumer Discretionary	9.9

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
Japan	13.2
France	12.3
Switzerland	10.2
United Kingdom	9.8
Netherlands	8.4

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
Australia - 0.1%
Lynas Rare Earths Ltd. (a)	117,093	$496
Austria - 0.4%
Erste Group Bank AG	44,700	1,591
Bailiwick of Jersey - 1.1%
Ferguson PLC	22,400	2,825
Sanne Group PLC	170,726	1,523

TOTAL BAILIWICK OF JERSEY		4,348

Belgium - 0.8%
KBC Groep NV	43,575	3,385
Bermuda - 1.9%
Credicorp Ltd. (United States)	2,733	326
Genpact Ltd.	48,048	2,284
Hiscox Ltd. (a)	120,473	1,351
IHS Markit Ltd.	36,236	3,898

TOTAL BERMUDA		7,859

Canada - 1.2%
Constellation Software, Inc.	2,980	4,374
Topicus.Com, Inc.	5,630	421

TOTAL CANADA		4,795

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,575	2,442
NetEase, Inc. ADR	17,900	2,006

TOTAL CAYMAN ISLANDS		4,448

China - 0.4%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	155,000	1,434
Yunnan Baiyao Group Co. Ltd. (A Shares)	63	1

TOTAL CHINA		1,435

Denmark - 1.5%
DSV Panalpina A/S	27,704	6,179
Finland - 0.7%
Nordea Bank ABP (Stockholm Stock Exchange)	293,626	3,043
France - 12.3%
Air Liquide SA	23,700	3,991
ALTEN	20,775	2,600
BNP Paribas SA	69,300	4,443
Capgemini SA	27,919	5,115
Dassault Systemes SA	16,225	3,764
Edenred SA	59,354	3,365
Legrand SA	42,785	4,166
LVMH Moet Hennessy Louis Vuitton SE	12,360	9,311
Pernod Ricard SA	18,243	3,744
Safran SA	26,600	3,972
SR Teleperformance SA	13,388	5,168

TOTAL FRANCE		49,639

Germany - 6.7%
adidas AG	9,549	2,949
Allianz SE	20,523	5,339
Auto1 Group SE (b)	4,600	260
Deutsche Borse AG	18,803	3,239
Hannover Reuck SE	19,629	3,630
Merck KGaA	18,800	3,303
SAP SE	14,649	2,051
Siemens Healthineers AG (b)	51,000	2,911
Vonovia SE	50,695	3,330
Vonovia SE rights 5/20/21 (a)(c)	50,695	103

TOTAL GERMANY		27,115

Hong Kong - 1.7%
AIA Group Ltd.	545,300	6,921
India - 1.2%
HDFC Bank Ltd. (a)	133,984	2,546
Reliance Industries Ltd.	6,013	87
Reliance Industries Ltd.	75,700	2,039

TOTAL INDIA		4,672

Ireland - 2.9%
Flutter Entertainment PLC	10,724	2,198
Kerry Group PLC Class A	15,490	2,008
Kingspan Group PLC (Ireland)	33,100	2,947
Linde PLC	8,634	2,468
UDG Healthcare PLC (United Kingdom)	168,892	1,999

TOTAL IRELAND		11,620

Italy - 2.2%
FinecoBank SpA	167,363	2,881
GVS SpA (b)	23,962	418
Moncler SpA	33,200	2,036
Recordati SpA	65,120	3,589

TOTAL ITALY		8,924

Japan - 13.2%
Curves Holdings Co. Ltd.	41,600	313
Daikin Industries Ltd.	15,825	3,192
Elecom Co. Ltd.	56,036	1,179
Fujifilm Holdings Corp.	20,200	1,310
Hoya Corp.	42,031	4,782
Iriso Electronics Co. Ltd.	22,584	1,068
Kao Corp.	36,809	2,360
Keyence Corp.	7,617	3,660
KH Neochem Co. Ltd.	20,424	486
Koshidaka Holdings Co. Ltd.	27,500	139
Nitori Holdings Co. Ltd.	11,730	2,105
NOF Corp.	42,671	2,257
Olympus Corp.	111,376	2,290
Persol Holdings Co. Ltd.	102,160	1,878
Recruit Holdings Co. Ltd.	86,934	3,920
Relo Group, Inc.	72,046	1,483
S Foods, Inc.	32,392	963
SMC Corp.	5,786	3,359
Sony Group Corp.	61,024	6,101
Suzuki Motor Corp.	42,571	1,615
TIS, Inc.	64,427	1,601
Tokyo Electron Ltd.	11,727	5,185
Tsuruha Holdings, Inc.	19,551	2,258

TOTAL JAPAN		53,504

Kenya - 0.4%
Safaricom Ltd.	4,487,300	1,679
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	41,126	2,997
Netherlands - 8.4%
ASM International NV (Netherlands)	10,000	3,040
ASML Holding NV (Netherlands)	16,406	10,654
BE Semiconductor Industries NV	2,671	216
Corbion NV	6,200	363
Euronext NV (b)	17,983	1,810
Euronext NV rights 5/10/21 (a)	17,983	211
IMCD NV	32,150	4,675
Koninklijke Philips Electronics NV	86,669	4,901
Prosus NV	32,800	3,560
Wolters Kluwer NV	48,741	4,410
Wolters Kluwer NV rights (a)(c)	48,741	52

TOTAL NETHERLANDS		33,892

New Zealand - 0.5%
EBOS Group Ltd.	101,228	2,155
Norway - 0.7%
Schibsted ASA:
(A Shares)	57,800	2,912
(B Shares)	99	4

TOTAL NORWAY		2,916

Spain - 3.9%
Aena Sme SA (a)(b)	14,500	2,523
Amadeus IT Holding SA Class A (a)	54,396	3,704
Cellnex Telecom SA (b)	69,376	3,923
Iberdrola SA	427,059	5,771

TOTAL SPAIN		15,921

Sweden - 7.5%
Addlife AB	195,185	5,409
AddTech AB (B Shares)	193,287	3,379
ASSA ABLOY AB (B Shares)	116,463	3,320
Atlas Copco AB (A Shares)	61,873	3,749
Hexagon AB (B Shares)	46,991	4,482
Indutrade AB	208,425	5,446
Nordnet AB	76,900	1,445
Swedish Match Co. AB	38,521	3,160

TOTAL SWEDEN		30,390

Switzerland - 10.2%
Alcon, Inc.	25,625	1,933
Julius Baer Group Ltd.	58,277	3,668
Lonza Group AG	5,857	3,723
Nestle SA (Reg. S)	86,585	10,332
Roche Holding AG (participation certificate)	23,724	7,738
Sika AG	16,788	5,007
Sonova Holding AG Class B	11,081	3,277
Temenos Group AG	12,010	1,764
Zurich Insurance Group Ltd.	9,632	3,952

TOTAL SWITZERLAND		41,394

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	166,300	3,501
United Kingdom - 9.8%
Beazley PLC	317,844	1,487
Compass Group PLC (a)	205,454	4,470
Cranswick PLC	33,356	1,718
Dechra Pharmaceuticals PLC	38,684	2,155
Deliveroo Holdings PLC (a)(b)(d)	56,800	210
Diageo PLC	127,776	5,736
Diploma PLC	69,967	2,771
Dr. Martens Ltd. (a)	35,900	240
JTC PLC (b)	109,800	1,021
Lloyds Banking Group PLC	1	0
London Stock Exchange Group PLC	42,290	4,322
Mondi PLC	119,727	3,249
RELX PLC:
rights (a)(c)	163,384	75
(London Stock Exchange)	163,384	4,241
Rentokil Initial PLC	504,233	3,485
Smith & Nephew PLC	118,379	2,562
Volution Group PLC	320,051	1,841

TOTAL UNITED KINGDOM		39,583

United States of America - 6.2%
Ares Management Corp.	42,623	2,239
Boston Scientific Corp. (a)	44,322	1,932
CBRE Group, Inc. (a)	28,600	2,437
Equifax, Inc.	10,500	2,407
Fidelity National Information Services, Inc.	11,817	1,807
Global Payments, Inc.	11,664	2,503
Intercontinental Exchange, Inc.	23,478	2,764
Marsh & McLennan Companies, Inc.	25,930	3,519
Moody's Corp.	7,100	2,320
Roper Technologies, Inc.	7,144	3,189

TOTAL UNITED STATES OF AMERICA		25,117

TOTAL COMMON STOCKS
(Cost $272,044)		399,519

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.04% (e)	3,182,208	3,183
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	226,752	227
TOTAL MONEY MARKET FUNDS
(Cost $3,410)		3,410
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $275,454)		402,929
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,129
NET ASSETS - 100%		$405,058

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,076,000 or 3.2% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	1
Total	$2

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$10,524	$10,524	$--	$--
Consumer Discretionary	39,383	15,941	23,442	--
Consumer Staples	32,279	16,211	16,068	--
Energy	2,126	2,126	--	--
Financials	68,976	44,403	24,573	--
Health Care	55,078	36,154	18,924	--
Industrials	87,067	75,856	11,211	--
Information Technology	72,645	52,735	19,910	--
Materials	18,317	14,326	3,991	--
Real Estate	7,353	7,250	103	--
Utilities	5,771	--	5,771	--
Money Market Funds	3,410	3,410	--	--
Total Investments in Securities:	$402,929	$278,936	$123,993	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $210) — See accompanying schedule: Unaffiliated issuers (cost $272,044)	$399,519
Fidelity Central Funds (cost $3,410)	3,410
Total Investment in Securities (cost $275,454)		$402,929
Receivable for investments sold		1,511
Receivable for fund shares sold		92
Dividends receivable		2,195
Distributions receivable from Fidelity Central Funds		2
Other receivables		112
Total assets		406,841
Liabilities
Payable for investments purchased
Regular delivery	$441
Delayed delivery	231
Payable for fund shares redeemed	161
Accrued management fee	333
Distribution and service plan fees payable	112
Other affiliated payables	81
Other payables and accrued expenses	197
Collateral on securities loaned	227
Total liabilities		1,783
Net Assets		$405,058
Net Assets consist of:
Paid in capital		$237,323
Total accumulated earnings (loss)		167,735
Net Assets		$405,058
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($51,983 ÷ 1,677.5 shares)(a)		$30.99
Maximum offering price per share (100/94.25 of $30.99)		$32.88
Class M:
Net Asset Value and redemption price per share ($230,954 ÷ 7,259.8 shares)(a)		$31.81
Maximum offering price per share (100/96.50 of $31.81)		$32.96
Class C:
Net Asset Value and offering price per share ($5,959 ÷ 199.6 shares)(a)		$29.85
Class I:
Net Asset Value, offering price and redemption price per share ($56,236 ÷ 1,767.9 shares)		$31.81
Class Z:
Net Asset Value, offering price and redemption price per share ($59,926 ÷ 1,887.7 shares)		$31.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$3,829
Income from Fidelity Central Funds (including $1 from security lending)		2
Income before foreign taxes withheld		3,831
Less foreign taxes withheld		(591)
Total income		3,240
Expenses
Management fee
Basic fee	$1,533
Performance adjustment	486
Transfer agent fees	363
Distribution and service plan fees	650
Accounting fees	122
Custodian fees and expenses	51
Independent trustees' fees and expenses	1
Registration fees	51
Audit	42
Legal	2
Miscellaneous	4
Total expenses before reductions	3,305
Expense reductions	(80)
Total expenses after reductions		3,225
Net investment income (loss)		15
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $15)	16,223
Redemptions in-kind with affiliated entities	36,597
Foreign currency transactions	(34)
Total net realized gain (loss)		52,786
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $40)	51,248
Total change in net unrealized appreciation (depreciation)		51,248
Net gain (loss)		104,034
Net increase (decrease) in net assets resulting from operations		$104,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15	$(226)
Net realized gain (loss)	52,786	6,573
Change in net unrealized appreciation (depreciation)	51,248	5,867
Net increase (decrease) in net assets resulting from operations	104,049	12,214
Distributions to shareholders	–	(5,689)
Share transactions - net increase (decrease)	(111,596)	(25,304)
Total increase (decrease) in net assets	(7,547)	(18,779)
Net Assets
Beginning of period	412,605	431,384
End of period	$405,058	$412,605

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Overseas Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.73	$24.27	$22.48	$25.20	$20.40	$21.59
Income from Investment Operations
Net investment income (loss)A	–B	(.02)	.35	.28	.23	.20
Net realized and unrealized gain (loss)	6.26	.83	2.38	(2.10)	4.78	(1.31)
Total from investment operations	6.26	.81	2.73	(1.82)	5.01	(1.11)
Distributions from net investment income	–	(.35)	(.21)	(.22)	(.20)	(.08)
Distributions from net realized gain	–	–	(.73)	(.69)	(.02)	–
Total distributions	–	(.35)	(.94)	(.90)C	(.21)C	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$30.99	$24.73	$24.27	$22.48	$25.20	$20.40
Total ReturnD,E,F	25.31%	3.33%	12.86%	(7.48)%	24.86%	(5.16)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.49%	1.21%	1.21%	1.25%	1.36%
Expenses net of fee waivers, if any	1.43%I	1.49%	1.21%	1.21%	1.25%	1.35%
Expenses net of all reductions	1.39%I	1.48%	1.19%	1.20%	1.23%	1.35%
Net investment income (loss)	(.02)%I	(.08)%	1.53%	1.13%	1.05%	.96%
Supplemental Data
Net assets, end of period (in millions)	$52	$46	$49	$44	$69	$58
Portfolio turnover rateJ	33%I,K	46%	45%K	39%	42%	94%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.41	$24.94	$23.06	$25.84	$20.91	$22.11
Income from Investment Operations
Net investment income (loss)A	(.04)	(.07)	.31	.23	.19	.16
Net realized and unrealized gain (loss)	6.44	.84	2.45	(2.15)	4.90	(1.34)
Total from investment operations	6.40	.77	2.76	(1.92)	5.09	(1.18)
Distributions from net investment income	–	(.30)	(.15)	(.17)	(.15)	(.02)
Distributions from net realized gain	–	–	(.73)	(.69)	(.02)	–
Total distributions	–	(.30)	(.88)	(.86)	(.16)B	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$31.81	$25.41	$24.94	$23.06	$25.84	$20.91
Total ReturnD,E,F	25.19%	3.09%	12.65%	(7.71)%	24.57%	(5.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.65%I	1.71%	1.42%	1.44%	1.46%	1.56%
Expenses net of fee waivers, if any	1.65%I	1.70%	1.42%	1.43%	1.46%	1.56%
Expenses net of all reductions	1.62%I	1.70%	1.40%	1.43%	1.44%	1.56%
Net investment income (loss)	(.24)%I	(.29)%	1.32%	.90%	.84%	.76%
Supplemental Data
Net assets, end of period (in millions)	$231	$194	$221	$218	$272	$237
Portfolio turnover rateJ	33%I,K	46%	45%K	39%	42%	94%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.92	$23.46	$21.72	$24.41	$19.74	$20.98
Income from Investment Operations
Net investment income (loss)A	(.12)	(.21)	.15	.07	.05	.03
Net realized and unrealized gain (loss)	6.05	.80	2.32	(2.02)	4.64	(1.27)
Total from investment operations	5.93	.59	2.47	(1.95)	4.69	(1.24)
Distributions from net investment income	–	(.13)	–	(.06)	(.01)	–
Distributions from net realized gain	–	–	(.73)	(.69)	(.02)	–
Total distributions	–	(.13)	(.73)	(.74)B	(.02)B	–
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$29.85	$23.92	$23.46	$21.72	$24.41	$19.74
Total ReturnD,E,F	24.79%	2.50%	11.94%	(8.23)%	23.81%	(5.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.25%I	2.31%	2.03%	2.03%	2.06%	2.16%
Expenses net of fee waivers, if any	2.25%I	2.31%	2.03%	2.03%	2.05%	2.16%
Expenses net of all reductions	2.21%I	2.30%	2.02%	2.02%	2.04%	2.16%
Net investment income (loss)	(.84)%I	(.89)%	.70%	.31%	.24%	.16%
Supplemental Data
Net assets, end of period (in millions)	$6	$5	$6	$13	$17	$16
Portfolio turnover rateJ	33%I,K	46%	45%K	39%	42%	94%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.35	$24.79	$22.99	$25.74	$20.86	$22.06
Income from Investment Operations
Net investment income (loss)A	.04	.07	.42	.36	.31	.27
Net realized and unrealized gain (loss)	6.42	.84	2.43	(2.15)	4.87	(1.33)
Total from investment operations	6.46	.91	2.85	(1.79)	5.18	(1.06)
Distributions from net investment income	–	(.35)	(.32)	(.28)	(.29)	(.14)
Distributions from net realized gain	–	–	(.73)	(.69)	(.02)	–
Total distributions	–	(.35)	(1.05)	(.96)B	(.30)B	(.14)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$31.81	$25.35	$24.79	$22.99	$25.74	$20.86
Total ReturnD,E	25.48%	3.68%	13.21%	(7.23)%	25.24%	(4.85)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.15%	.91%	.92%	.95%	1.04%
Expenses net of fee waivers, if any	1.11%H	1.15%	.91%	.92%	.94%	1.04%
Expenses net of all reductions	1.08%H	1.14%	.90%	.91%	.92%	1.03%
Net investment income (loss)	.30%H	.27%	1.82%	1.42%	1.35%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$56	$121	$117	$305	$306	$311
Portfolio turnover rateI	33%H,J	46%	45%J	39%	42%	94%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$25.28	$24.79	$23.00	$25.76	$20.88
Income from Investment Operations
Net investment income (loss)B	.06	.09	.45	.38	.19
Net realized and unrealized gain (loss)	6.41	.84	2.43	(2.14)	4.69
Total from investment operations	6.47	.93	2.88	(1.76)	4.88
Distributions from net investment income	–	(.44)	(.36)	(.31)	–
Distributions from net realized gain	–	–	(.73)	(.69)	–
Total distributions	–	(.44)	(1.09)	(1.00)	–
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$31.75	$25.28	$24.79	$23.00	$25.76
Total ReturnC,D	25.59%	3.77%	13.38%	(7.13)%	23.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.07%	.77%	.79%	.82%G
Expenses net of fee waivers, if any	1.02%G	1.06%	.77%	.79%	.82%G
Expenses net of all reductions	.98%G	1.05%	.76%	.78%	.80%G
Net investment income (loss)	.39%G	.35%	1.96%	1.55%	1.02%G
Supplemental Data
Net assets, end of period (in millions)	$60	$47	$38	$47	$2
Portfolio turnover rateH	33%G,I	46%	45%I	39%	42%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$131,985
Gross unrealized depreciation	(5,499)
Net unrealized appreciation (depreciation)	$126,486
Tax cost	$276,443

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(9,177)
Long-term	(1,591)
Total capital loss carryforward	$(10,768)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	73,554	90,373

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$64	$2
Class M	.25%	.25%	556	13
Class C	.75%	.25%	30	2
			$650	$17

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	1
Class C(a)	–(b)
$3

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$53.21
Class M	196.18
Class C	8.27
Class I	94.14
Class Z	12.04
	$363

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Overseas Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Overseas Fund	$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Overseas Fund	Borrower	$4,443.33%		$-*

* Amount represents less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	1,671	7,862

Other. During the period, the investment advisor reimbursed the Fund for certain losses in the amount of $13.

Affiliated Redemptions In-Kind. During the period, 3,075 shares of the Fund were redeemed in-kind for investments and cash with a value of $98,197. The net realized gain of $36,597 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Overseas Fund	$–(a)

 (a) In the amount of less than five hundred dollars.

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Overseas Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $79 for the period

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Overseas Fund
Distributions to shareholders
Class A	$–	$677
Class M	–	2,629
Class C	–	33
Class I	–	1,659
Class Z	–	691
Total	$–	$5,689

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Overseas Fund
Class A
Shares sold	51	227	$1,474	$5,341
Reinvestment of distributions	–	26	–	636
Shares redeemed	(221)	(417)	(6,477)	(10,062)
Net increase (decrease)	(170)	(164)	$(5,003)	$(4,085)
Class M
Shares sold	468	1,034	$13,970	$25,668
Reinvestment of distributions	–	102	–	2,594
Shares redeemed	(829)	(2,373)	(24,809)	(58,496)
Net increase (decrease)	(361)	(1,237)	$(10,839)	$(30,234)
Class C
Shares sold	6	25	$157	$580
Reinvestment of distributions	–	1	–	31
Shares redeemed	(30)	(64)	(852)	(1,490)
Net increase (decrease)	(24)	(38)	$(695)	$(879)
Class I
Shares sold	221	570	$6,602	$14,164
Reinvestment of distributions	–	20	–	502
Shares redeemed	(3,238)(a)	(534)	(103,054)(a)	(12,562)
Net increase (decrease)	(3,017)	56	$(96,452)	$2,104
Class Z
Shares sold	314	720	$9,429	$17,668
Reinvestment of distributions	–	7	–	181
Shares redeemed	(268)	(426)	(8,036)	(10,059)
Net increase (decrease)	46	301	$1,393	$7,790

 (a) Amount includes in-kind redemptions (see Affiliated Redemptions In-Kind note for additional details).

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Overseas Fund
Class A	1.43%
Actual		$1,000.00	$1,253.10	$7.99
Hypothetical-C		$1,000.00	$1,017.70	$7.15
Class M	1.65%
Actual		$1,000.00	$1,251.90	$9.21
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.25%
Actual		$1,000.00	$1,247.90	$12.54
Hypothetical-C		$1,000.00	$1,013.64	$11.23
Class I	1.11%
Actual		$1,000.00	$1,254.80	$6.21
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Class Z	1.02%
Actual		$1,000.00	$1,255.90	$5.71
Hypothetical-C		$1,000.00	$1,019.74	$5.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Overseas Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OS-SANN-0621
1.703565.123

Fidelity Advisor® International Capital Appreciation Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.4
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9
12.1

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	28.1
Industrials	20.0
Consumer Discretionary	13.6
Financials	9.9
Communication Services	7.8

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
United States of America	12.2
France	11.5
Cayman Islands	9.2
Canada	8.2
Japan	8.1

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	100.4%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	2,102,000	$81,035,433
Bermuda - 1.0%
IHS Markit Ltd.	722,100	77,683,518
Canada - 8.2%
Brookfield Asset Management, Inc. Class A (a)	2,038,844	92,930,510
Canadian National Railway Co.	907,340	97,684,011
Canadian Pacific Railway Ltd.	235,300	87,812,279
CGI, Inc. Class A (sub. vtg.) (b)	358,800	31,745,108
Constellation Software, Inc.	56,880	83,478,451
Shopify, Inc. (b)	98,000	115,885,980
Thomson Reuters Corp.	855,500	79,338,116
Waste Connection, Inc. (Canada)	636,430	75,813,433

TOTAL CANADA		664,687,888

Cayman Islands - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	853,060	197,014,207
NetEase, Inc. ADR	828,200	92,808,092
New Oriental Education & Technology Group, Inc. sponsored ADR	4,990,700	76,158,082
Sea Ltd. ADR (b)	299,800	75,711,492
Shenzhou International Group Holdings Ltd.	3,602,200	79,244,783
Tencent Holdings Ltd.	2,807,200	223,936,068

TOTAL CAYMAN ISLANDS		744,872,724

Chile - 0.9%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,437,479	75,812,642
China - 2.2%
Kweichow Moutai Co. Ltd. (A Shares)	262,500	81,374,797
Ping An Insurance Group Co. of China Ltd. (H Shares)	8,501,500	92,685,680

TOTAL CHINA		174,060,477

Denmark - 1.2%
DSV Panalpina A/S	421,644	94,037,233
Finland - 1.2%
Kone OYJ (B Shares)	108,811	8,547,650
Neste Oyj	1,500,800	90,938,574

TOTAL FINLAND		99,486,224

France - 11.5%
Air Liquide SA	591,970	99,689,157
Dassault Systemes SA	329,100	76,342,688
Edenred SA	1,338,242	75,859,703
Hermes International SCA	69,135	86,774,726
Kering SA	114,000	91,348,157
LVMH Moet Hennessy Louis Vuitton SE	182,671	137,615,288
Safran SA	635,600	94,900,605
Schneider Electric SA	620,300	98,972,526
SR Teleperformance SA	196,600	75,895,950
Worldline SA/France (b)(c)	908,000	89,110,818

TOTAL FRANCE		926,509,618

Germany - 5.1%
adidas AG	283,300	87,482,448
Infineon Technologies AG	2,227,500	89,324,000
Merck KGaA	461,800	81,142,341
MTU Aero Engines AG	330,832	83,486,208
Vonovia SE	1,097,300	72,082,668
Vonovia SE rights 5/20/21 (a)(b)(d)	1,202,700	2,443,649

TOTAL GERMANY		415,961,314

Hong Kong - 2.5%
AIA Group Ltd.	9,339,828	118,546,477
Techtronic Industries Co. Ltd.	4,392,294	80,068,080

TOTAL HONG KONG		198,614,557

India - 5.3%
HDFC Bank Ltd. (b)	4,066,932	77,289,887
Housing Development Finance Corp. Ltd.	2,831,400	92,529,487
Kotak Mahindra Bank Ltd. (b)	3,295,800	77,829,924
Reliance Industries Ltd.	3,579,724	96,411,579
Tata Consultancy Services Ltd.	2,040,500	83,643,830

TOTAL INDIA		427,704,707

Ireland - 3.9%
Aon PLC (a)	321,600	80,863,104
Flutter Entertainment PLC (Ireland)	404,500	82,599,774
Kingspan Group PLC (Ireland)	893,872	79,589,143
Linde PLC	259,500	74,175,480

TOTAL IRELAND		317,227,501

Israel - 1.0%
Wix.com Ltd. (b)	265,250	84,317,670
Italy - 1.2%
Enel SpA	9,834,500	97,650,006
Japan - 8.1%
Hoya Corp.	755,100	85,915,166
Keyence Corp.	214,068	102,871,730
OBIC Co. Ltd.	416,030	80,434,751
Recruit Holdings Co. Ltd.	2,051,800	92,510,519
Shin-Etsu Chemical Co. Ltd.	535,400	90,384,573
Sony Group Corp.	1,107,400	110,716,668
Tokyo Electron Ltd.	214,400	94,791,911

TOTAL JAPAN		657,625,318

Korea (South) - 0.9%
NAVER Corp.	230,490	74,096,966
Netherlands - 5.9%
Adyen BV (b)(c)	36,698	90,317,223
ASML Holding NV (Netherlands)	234,100	151,964,140
Ferrari NV	386,000	82,673,803
NXP Semiconductors NV	387,877	74,670,201
Wolters Kluwer NV	882,539	79,853,307
Wolters Kluwer NV rights (b)(d)	873,639	934,796

TOTAL NETHERLANDS		480,413,470

Spain - 3.3%
Aena Sme SA (b)(c)	472,514	82,201,169
Amadeus IT Holding SA Class A (b)	1,219,300	83,032,003
Iberdrola SA	7,361,679	99,485,431

TOTAL SPAIN		264,718,603

Sweden - 2.8%
Atlas Copco AB (A Shares)	1,350,800	81,856,513
Hexagon AB (B Shares)	762,683	72,740,726
Swedish Match Co. AB	917,700	75,275,780

TOTAL SWEDEN		229,873,019

Switzerland - 5.5%
Lonza Group AG	146,914	93,395,344
Nestle SA (Reg. S)	1,484,970	177,202,515
Partners Group Holding AG	56,610	80,583,630
Sika AG	300,862	89,739,730

TOTAL SWITZERLAND		440,921,219

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,736,000	225,999,040
United Kingdom - 3.5%
Ashtead Group PLC	1,247,000	80,098,096
Atlassian Corp. PLC (b)	320,715	76,189,055
Aveva Group PLC	965,116	46,383,996
Rentokil Initial PLC	11,274,600	77,916,214

TOTAL UNITED KINGDOM		280,587,361

United States of America - 12.2%
Adobe, Inc. (b)	145,200	73,810,968
Charter Communications, Inc. Class A (b)	123,000	82,834,350
MasterCard, Inc. Class A	197,850	75,590,571
MercadoLibre, Inc. (b)	48,060	75,501,299
Moody's Corp.	235,500	76,940,205
Netflix, Inc. (b)	150,500	77,277,235
NextEra Energy, Inc.	960,548	74,452,075
NICE Systems Ltd. sponsored ADR (b)	322,000	77,676,060
NVIDIA Corp.	121,860	73,162,307
SolarEdge Technologies, Inc. (b)	269,353	70,985,290
Thermo Fisher Scientific, Inc.	158,270	74,423,302
Visa, Inc. Class A	332,740	77,714,754
Zoetis, Inc. Class A	460,000	79,593,800

TOTAL UNITED STATES OF AMERICA		989,962,216

TOTAL COMMON STOCKS
(Cost $6,539,607,727)		8,123,858,724

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.04% (e)	65,827,888	65,841,053
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	98,880,971	98,890,859
TOTAL MONEY MARKET FUNDS
(Cost $164,731,912)		164,731,912
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $6,704,339,639)		8,288,590,636
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(196,886,803)
NET ASSETS - 100%		$8,091,703,833

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,629,210 or 3.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,619
Fidelity Securities Lending Cash Central Fund	10,541
Total	$47,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$626,664,203	$402,728,135	$223,936,068	$--
Consumer Discretionary	1,107,129,235	779,552,496	327,576,739	--
Consumer Staples	333,853,092	156,650,577	177,202,515	--
Energy	187,350,153	187,350,153	--	--
Financials	790,198,904	501,676,860	288,522,044	--
Health Care	414,469,953	321,074,609	93,395,344	--
Industrials	1,610,234,799	1,241,880,920	368,353,879	--
Information Technology	2,278,042,974	1,637,406,568	640,636,406	--
Materials	429,801,582	330,112,425	99,689,157	--
Real Estate	74,526,317	72,082,668	2,443,649	--
Utilities	271,587,512	74,452,075	197,135,437	--
Money Market Funds	164,731,912	164,731,912	--	--
Total Investments in Securities:	$8,288,590,636	$5,869,699,398	$2,418,891,238	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $99,408,248) — See accompanying schedule: Unaffiliated issuers (cost $6,539,607,727)	$8,123,858,724
Fidelity Central Funds (cost $164,731,912)	164,731,912
Total Investment in Securities (cost $6,704,339,639)		$8,288,590,636
Foreign currency held at value (cost $3,829,461)		3,826,780
Receivable for investments sold		64,602,844
Receivable for fund shares sold		13,700,667
Dividends receivable		13,992,061
Distributions receivable from Fidelity Central Funds		8,213
Prepaid expenses		1,919
Other receivables		1,287,085
Total assets		8,386,010,205
Liabilities
Payable for investments purchased
Regular delivery	$175,986,755
Delayed delivery	3,378,445
Payable for fund shares redeemed	7,852,090
Accrued management fee	5,128,213
Distribution and service plan fees payable	319,454
Other affiliated payables	1,047,493
Other payables and accrued expenses	1,703,047
Collateral on securities loaned	98,890,875
Total liabilities		294,306,372
Net Assets		$8,091,703,833
Net Assets consist of:
Paid in capital		$6,103,014,390
Total accumulated earnings (loss)		1,988,689,443
Net Assets		$8,091,703,833
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($531,959,181 ÷ 18,647,091 shares)(a)		$28.53
Maximum offering price per share (100/94.25 of $28.53)		$30.27
Class M:
Net Asset Value and redemption price per share ($188,560,599 ÷ 6,802,054 shares)(a)		$27.72
Maximum offering price per share (100/96.50 of $27.72)		$28.73
Class C:
Net Asset Value and offering price per share ($157,893,466 ÷ 6,373,670 shares)(a)		$24.77
Class I:
Net Asset Value, offering price and redemption price per share ($5,484,963,782 ÷ 179,671,907 shares)		$30.53
Class Z:
Net Asset Value, offering price and redemption price per share ($1,728,326,805 ÷ 56,525,273 shares)		$30.58

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$39,959,212
Income from Fidelity Central Funds (including $10,541 from security lending)		47,160
Income before foreign taxes withheld		40,006,372
Less foreign taxes withheld		(6,942,132)
Total income		33,064,240
Expenses
Management fee
Basic fee	$24,421,503
Performance adjustment	3,163,882
Transfer agent fees	5,115,793
Distribution and service plan fees	1,768,325
Accounting fees	828,147
Custodian fees and expenses	363,133
Independent trustees' fees and expenses	14,356
Registration fees	222,683
Audit	38,737
Legal	9,884
Interest	1,165
Miscellaneous	12,673
Total expenses before reductions	35,960,281
Expense reductions	(1,387,740)
Total expenses after reductions		34,572,541
Net investment income (loss)		(1,508,301)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	481,962,756
Fidelity Central Funds	492
Foreign currency transactions	(1,921,747)
Total net realized gain (loss)		480,041,501
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,155,866)	609,824,712
Assets and liabilities in foreign currencies	(57,496)
Total change in net unrealized appreciation (depreciation)		609,767,216
Net gain (loss)		1,089,808,717
Net increase (decrease) in net assets resulting from operations		$1,088,300,416

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,508,301)	$9,012,207
Net realized gain (loss)	480,041,501	(53,869,505)
Change in net unrealized appreciation (depreciation)	609,767,216	579,614,534
Net increase (decrease) in net assets resulting from operations	1,088,300,416	534,757,236
Distributions to shareholders	(7,793,676)	(16,322,919)
Share transactions - net increase (decrease)	1,346,063,329	2,204,850,214
Total increase (decrease) in net assets	2,426,570,069	2,723,284,531
Net Assets
Beginning of period	5,665,133,764	2,941,849,233
End of period	$8,091,703,833	$5,665,133,764

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.14	$21.45	$17.63	$19.14	$15.26	$15.25
Income from Investment Operations
Net investment income (loss)A	(.04)	–B	.11C	.07	.04	.05
Net realized and unrealized gain (loss)	4.43	2.77	3.75	(1.57)	3.86	(.03)
Total from investment operations	4.39	2.77	3.86	(1.50)	3.90	.02
Distributions from net investment income	–	(.08)	(.04)	(.01)	(.02)	(.01)
Total distributions	–	(.08)	(.04)	(.01)	(.02)	(.01)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$28.53	$24.14	$21.45	$17.63	$19.14	$15.26
Total ReturnD,E,F	18.19%	12.97%	21.93%	(7.85)%	25.56%	.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.24%I	1.28%	1.27%	1.29%	1.38%	1.50%
Expenses net of fee waivers, if any	1.23%I	1.28%	1.27%	1.29%	1.37%	1.45%
Expenses net of all reductions	1.20%I	1.24%	1.25%	1.23%	1.35%	1.43%
Net investment income (loss)	(.28)%I	(.01)%	.57%C	.35%	.21%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$531,959	$382,795	$278,326	$190,278	$173,948	$127,536
Portfolio turnover rateJ	148%I	121%	133%	151%	155%	167%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.49	$20.89	$17.17	$18.68	$14.92	$14.94
Income from Investment Operations
Net investment income (loss)A	(.07)	(.06)	.06B	.02	(.01)	.01
Net realized and unrealized gain (loss)	4.30	2.70	3.66	(1.53)	3.77	(.03)
Total from investment operations	4.23	2.64	3.72	(1.51)	3.76	(.02)
Distributions from net investment income	–	(.04)	–	–	–	–
Total distributions	–	(.04)	–	–	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$27.72	$23.49	$20.89	$17.17	$18.68	$14.92
Total ReturnD,E,F	18.01%	12.67%	21.67%	(8.08)%	25.20%	(.13)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.49%I	1.53%	1.53%	1.55%	1.63%	1.76%
Expenses net of fee waivers, if any	1.49%I	1.53%	1.53%	1.55%	1.63%	1.70%
Expenses net of all reductions	1.45%I	1.49%	1.51%	1.49%	1.61%	1.68%
Net investment income (loss)	(.53)%I	(.26)%	.31%B	.10%	(.04)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$188,561	$143,072	$127,176	$87,750	$86,547	$62,866
Portfolio turnover rateJ	148%I	121%	133%	151%	155%	167%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$18.77	$15.51	$16.95	$13.61	$13.69
Income from Investment Operations
Net investment income (loss)A	(.12)	(.15)	(.03)B	(.07)	(.08)	(.06)
Net realized and unrealized gain (loss)	3.85	2.42	3.29	(1.37)	3.42	(.02)
Total from investment operations	3.73	2.27	3.26	(1.44)	3.34	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$24.77	$21.04	$18.77	$15.51	$16.95	$13.61
Total ReturnD,E,F	17.73%	12.09%	21.02%	(8.50)%	24.54%	(.58)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.98%I	2.02%	2.02%	2.04%	2.13%	2.27%
Expenses net of fee waivers, if any	1.98%I	2.02%	2.01%	2.04%	2.12%	2.20%
Expenses net of all reductions	1.95%I	1.99%	2.00%	1.99%	2.10%	2.18%
Net investment income (loss)	(1.03)%I	(.75)%	(.17)%B	(.40)%	(.54)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$157,893	$125,630	$112,150	$107,858	$85,022	$42,146
Portfolio turnover rateJ	148%I	121%	133%	151%	155%	167%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.60) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.83	$22.93	$18.85	$20.44	$16.30	$16.28
Income from Investment Operations
Net investment income (loss)A	–B	.06	.18C	.13	.09	.10
Net realized and unrealized gain (loss)	4.73	2.97	4.00	(1.68)	4.11	(.04)
Total from investment operations	4.73	3.03	4.18	(1.55)	4.20	.06
Distributions from net investment income	(.03)	(.13)	(.10)	(.04)	(.06)	(.04)
Total distributions	(.03)	(.13)	(.10)	(.04)	(.06)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$30.53	$25.83	$22.93	$18.85	$20.44	$16.30
Total ReturnD,E	18.33%	13.28%	22.29%	(7.58)%	25.87%	.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%H	1.01%	.99%	1.02%	1.09%	1.21%
Expenses net of fee waivers, if any	.97%H	1.01%	.99%	1.02%	1.08%	1.20%
Expenses net of all reductions	.93%H	.97%	.98%	.96%	1.06%	1.18%
Net investment income (loss)	(.02)%H	.26%	.85%C	.63%	.50%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$5,484,964	$3,883,309	$2,020,956	$1,115,089	$652,774	$169,594
Portfolio turnover rateI	148%H	121%	133%	151%	155%	167%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .43%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$25.88	$22.96	$18.88	$20.46	$16.22
Income from Investment Operations
Net investment income (loss)B	.02	.09	.21C	.16	.06
Net realized and unrealized gain (loss)	4.74	2.98	3.99	(1.68)	4.18
Total from investment operations	4.76	3.07	4.20	(1.52)	4.24
Distributions from net investment income	(.06)	(.15)	(.12)	(.06)	–
Total distributions	(.06)	(.15)	(.12)	(.06)	–
Redemption fees added to paid in capitalB	–	–	–	–	–D
Net asset value, end of period	$30.58	$25.88	$22.96	$18.88	$20.46
Total ReturnE,F	18.40%	13.45%	22.41%	(7.46)%	26.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.88%	.87%	.89%	.96%I
Expenses net of fee waivers, if any	.85%I	.88%	.87%	.89%	.96%I
Expenses net of all reductions	.81%I	.84%	.85%	.83%	.94%I
Net investment income (loss)	.11%I	.39%	.97%C	.76%	.42%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,728,327	$1,130,329	$403,241	$153,913	$59,734
Portfolio turnover rateJ	148%I	121%	133%	151%	155%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,649,066,186
Gross unrealized depreciation	(83,251,302)
Net unrealized appreciation (depreciation)	$1,565,814,884
Tax cost	$6,722,775,752

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(56,451,560)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	6,554,728,801	5,161,832,139

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$598,172	$47,040
Class M	.25%	.25%	430,496	4,990
Class C	.75%	.25%	739,657	163,584
			$1,768,325	$215,614

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$195,122
Class M	13,038
Class C(a)	4,222
$212,382

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$430,723.18
Class M	156,381.18
Class C	132,083.18
Class I	4,070,975.17
Class Z	325,631.04
	$5,115,793

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor International Capital Appreciation Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor International Capital Appreciation Fund	$19,403

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor International Capital Appreciation Fund	Borrower	$20,339,143.29%		$1,165

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	249,695,602	222,639,172

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor International Capital Appreciation Fund	$6,809

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor International Capital Appreciation Fund	$748	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $1,377,764 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,976.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$–	$1,134,328
Class M	–	266,828
Class I	5,163,920	12,038,964
Class Z	2,629,756	2,882,799
Total	$7,793,676	$16,322,919

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	4,408,751	8,078,842	$121,499,684	$180,270,017
Reinvestment of distributions	–	49,995	–	1,099,382
Shares redeemed	(1,617,105)	(5,247,418)	(44,646,195)	(116,402,682)
Net increase (decrease)	2,791,646	2,881,419	$76,853,489	$64,966,717
Class M
Shares sold	1,182,657	1,596,388	$31,867,059	$34,285,102
Reinvestment of distributions	–	12,373	–	265,276
Shares redeemed	(471,461)	(1,606,705)	(12,582,952)	(33,691,271)
Net increase (decrease)	711,196	2,056	$19,284,107	$859,107
Class C
Shares sold	1,125,029	1,790,514	$27,025,840	$35,004,549
Shares redeemed	(721,398)	(1,796,494)	(17,353,756)	(34,399,127)
Net increase (decrease)	403,631	(5,980)	$9,672,084	$605,422
Class I
Shares sold	47,987,039	101,769,805	$1,415,523,417	$2,404,469,112
Reinvestment of distributions	142,401	424,968	4,041,327	9,973,988
Shares redeemed	(18,790,533)	(39,995,044)	(556,433,376)	(909,703,489)
Net increase (decrease)	29,338,907	62,199,729	$863,131,368	$1,504,739,611
Class Z
Shares sold	18,910,362	34,619,740	$558,024,112	$830,772,225
Reinvestment of distributions	71,609	97,435	2,034,402	2,287,763
Shares redeemed	(6,135,499)	(8,598,668)	(182,936,233)	(199,380,631)
Net increase (decrease)	12,846,472	26,118,507	$377,122,281	$633,679,357

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor International Capital Appreciation Fund
Class A	1.23%
Actual		$1,000.00	$1,181.90	$6.65
Hypothetical-C		$1,000.00	$1,018.70	$6.16
Class M	1.49%
Actual		$1,000.00	$1,180.10	$8.05
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Class C	1.98%
Actual		$1,000.00	$1,177.30	$10.69
Hypothetical-C		$1,000.00	$1,014.98	$9.89
Class I	.97%
Actual		$1,000.00	$1,183.30	$5.25
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class Z	.85%
Actual		$1,000.00	$1,184.00	$4.60
Hypothetical-C		$1,000.00	$1,020.58	$4.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor International Capital Appreciation Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AICAP-SANN-0621
1.703428.123

Fidelity Advisor® Diversified International Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	2.0
11.0

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	17.5
Industrials	16.9
Financials	15.4
Health Care	13.3
Consumer Discretionary	13.0

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
Japan	17.6
France	10.1
United Kingdom	8.1
Switzerland	8.0
Germany	7.3

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	97.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 0.4%
Aristocrat Leisure Ltd.	273,852	$7,841
Lynas Rare Earths Ltd. (a)	51,900	220

TOTAL AUSTRALIA		8,061

Bailiwick of Jersey - 1.6%
Experian PLC	242,500	9,349
Ferguson PLC	112,446	14,181
WPP PLC	498,300	6,718

TOTAL BAILIWICK OF JERSEY		30,248

Belgium - 1.4%
KBC Groep NV	235,880	18,325
UCB SA	83,700	7,754

TOTAL BELGIUM		26,079

Bermuda - 1.0%
Credicorp Ltd. (United States)	14,554	1,738
Hiscox Ltd. (a)	323,266	3,625
IHS Markit Ltd.	116,088	12,489

TOTAL BERMUDA		17,852

Canada - 1.6%
Canadian Natural Resources Ltd.	120,900	3,670
Constellation Software, Inc.	7,500	11,007
Fairfax India Holdings Corp. (a)(b)	230,200	2,779
First Quantum Minerals Ltd.	133,300	3,072
Franco-Nevada Corp.	55,100	7,676
Thomson Reuters Corp.	24,700	2,291

TOTAL CANADA		30,495

Cayman Islands - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	73,600	16,998
Anta Sports Products Ltd.	540,000	9,698
Li Ning Co. Ltd.	1,107,500	9,039
New Oriental Education & Technology Group, Inc. sponsored ADR	428,000	6,531
Sea Ltd. ADR (a)	8,600	2,172
Tencent Holdings Ltd.	278,700	22,232
Zai Lab Ltd. ADR (a)	25,554	4,247

TOTAL CAYMAN ISLANDS		70,917

China - 1.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	343,100	3,175
Kweichow Moutai Co. Ltd. (A Shares)	48,876	15,152
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	47,100	864
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	62,000	4,466
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	213,100	1,028

TOTAL CHINA		24,685

Denmark - 2.4%
DSV Panalpina A/S	106,400	23,730
GN Store Nord A/S	55,800	5,037
ORSTED A/S (b)	68,496	9,991
Vestas Wind Systems A/S	140,500	5,865

TOTAL DENMARK		44,623

Finland - 0.2%
Neste Oyj	49,300	2,987
France - 10.1%
Amundi SA (b)	81,658	7,275
BNP Paribas SA	324,500	20,806
Capgemini SA	86,600	15,867
Dassault Systemes SA	32,200	7,470
Hermes International SCA	1,700	2,134
Legrand SA	123,300	12,007
LVMH Moet Hennessy Louis Vuitton SE	51,743	38,981
Pernod Ricard SA	84,600	17,362
Sanofi SA	224,155	23,501
Sartorius Stedim Biotech	10,000	4,593
Societe Generale Series A	210,500	5,988
SR Teleperformance SA	50,200	19,379
Worldline SA/France (a)(b)	144,800	14,211

TOTAL FRANCE		189,574

Germany - 7.3%
adidas AG	51,109	15,782
Allianz SE	89,800	23,363
Auto1 Group SE (b)	66,200	3,741
Deutsche Post AG	339,426	19,991
Hannover Reuck SE	53,600	9,911
Linde PLC	70,738	20,215
Merck KGaA	42,900	7,538
SAP SE	44,873	6,283
Siemens Healthineers AG (b)	176,400	10,069
Symrise AG	64,900	8,380
Vonovia SE	171,800	11,286
Vonovia SE rights 5/20/21 (a)(c)(d)	192,200	391

TOTAL GERMANY		136,950

Greece - 0.1%
Piraeus Financial Holdings SA (a)	613,700	1,601
Hong Kong - 2.6%
AIA Group Ltd.	2,922,200	37,090
Hong Kong Exchanges and Clearing Ltd.	30,089	1,821
Techtronic Industries Co. Ltd.	536,500	9,780

TOTAL HONG KONG		48,691

India - 3.6%
Axis Bank Ltd. (a)	303,200	2,927
HDFC Bank Ltd. (a)	824,742	15,674
Housing Development Finance Corp. Ltd.	414,087	13,532
Kotak Mahindra Bank Ltd. (a)	479,840	11,331
Reliance Industries Ltd.	829,908	22,352
Reliance Industries Ltd.	63,367	919

TOTAL INDIA		66,735

Indonesia - 0.7%
PT Bank Central Asia Tbk	3,528,800	7,823
PT Bank Rakyat Indonesia Tbk	20,037,400	5,618

TOTAL INDONESIA		13,441

Ireland - 2.2%
Aon PLC (c)	39,800	10,007
Flutter Entertainment PLC	53,600	10,985
Kingspan Group PLC (Ireland)	103,981	9,258
Ryanair Holdings PLC sponsored ADR (a)	85,836	10,030

TOTAL IRELAND		40,280

Isle of Man - 0.1%
Entain PLC (a)	87,300	2,039
Italy - 1.6%
Enel SpA	1,129,400	11,214
FinecoBank SpA	388,200	6,683
GVS SpA (b)	153,300	2,672
Recordati SpA	107,600	5,930
Reply SpA	21,500	2,923

TOTAL ITALY		29,422

Japan - 17.6%
Bandai Namco Holdings, Inc.	50,600	3,716
Daikin Industries Ltd.	50,000	10,086
FANUC Corp.	7,400	1,704
Fast Retailing Co. Ltd.	4,600	3,776
Fujifilm Holdings Corp.	59,100	3,832
Hitachi Ltd.	298,800	14,712
Hoya Corp.	262,700	29,890
Itochu Corp.	532,300	16,599
Kao Corp.	113,100	7,251
Keyence Corp.	53,600	25,758
KH Neochem Co. Ltd.	62,900	1,498
Minebea Mitsumi, Inc.	857,000	21,494
Misumi Group, Inc.	178,800	5,039
Murata Manufacturing Co. Ltd.	107,800	8,571
Nabtesco Corp.	77,400	3,481
Nexon Co. Ltd.	38,300	1,270
Nitori Holdings Co. Ltd.	46,703	8,380
NOF Corp.	44,900	2,375
Oracle Corp. Japan	20,300	1,904
ORIX Corp.	524,900	8,441
Park24 Co. Ltd. (a)	65,400	1,263
Persol Holdings Co. Ltd.	362,100	6,656
Recruit Holdings Co. Ltd.	301,500	13,594
Shin-Etsu Chemical Co. Ltd.	136,500	23,044
Shiseido Co. Ltd.	122,892	8,915
SMC Corp.	26,600	15,443
Sony Group Corp.	311,800	31,173
Sugi Holdings Co. Ltd.	11,300	869
TIS, Inc.	98,300	2,442
Tokyo Electron Ltd.	43,600	19,277
Tsuruha Holdings, Inc.	89,000	10,277
Welcia Holdings Co. Ltd.	203,312	6,344
Z Holdings Corp.	1,660,900	7,675
ZOZO, Inc.	94,900	3,204

TOTAL JAPAN		329,953

Korea (South) - 2.2%
NAVER Corp.	16,340	5,253
Samsung Electronics Co. Ltd.	353,540	25,766
SK Hynix, Inc.	81,380	9,315

TOTAL KOREA (SOUTH)		40,334

Luxembourg - 0.9%
B&M European Value Retail SA	1,438,295	11,239
Eurofins Scientific SA (a)	60,530	5,993

TOTAL LUXEMBOURG		17,232

Netherlands - 6.8%
Adyen BV (a)(b)	3,373	8,301
Airbus Group NV	83,700	10,066
Argenx SE (a)	3,400	977
ASML Holding NV	74,800	48,475
Corbion NV	18,300	1,072
IMCD NV	38,750	5,635
Koninklijke Philips Electronics NV	309,762	17,515
NXP Semiconductors NV	100,500	19,347
Wolters Kluwer NV	173,600	15,708
Wolters Kluwer NV rights (a)(d)	173,600	186

TOTAL NETHERLANDS		127,282

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	607,645	6,170
Norway - 1.0%
NEL ASA (e)	169,000	491
NEL ASA (a)	638,900	1,856
Schibsted ASA (A Shares)	335,200	16,889

TOTAL NORWAY		19,236

Spain - 2.1%
Cellnex Telecom SA (b)	266,344	15,063
Iberdrola SA	1,385,143	18,719
Industria de Diseno Textil SA	134,400	4,786

TOTAL SPAIN		38,568

Sweden - 1.5%
Hemnet Group AB (a)	18,300	346
Hexagon AB (B Shares)	117,600	11,216
Indutrade AB	492,000	12,856
Investor AB (B Shares)	22,500	1,911
Nordnet AB	111,300	2,091

TOTAL SWEDEN		28,420

Switzerland - 8.0%
Dufry AG (a)	117,774	7,751
Idorsia Ltd. (a)	30,216	783
Julius Baer Group Ltd.	73,680	4,637
Lonza Group AG	27,946	17,766
Nestle SA (Reg. S)	316,160	37,728
Roche Holding AG (participation certificate)	131,337	42,836
Sika AG	77,528	23,125
Sonova Holding AG Class B	23,903	7,069
Swiss Re Ltd.	67,660	6,289
Zur Rose Group AG (a)	6,277	2,089

TOTAL SWITZERLAND		150,073

Taiwan - 1.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,131,000	4,695
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	174,600	20,383

TOTAL TAIWAN		25,078

United Kingdom - 8.1%
Allfunds Group PLC (a)	86,400	1,452
AstraZeneca PLC (United Kingdom)	183,979	19,583
Beazley PLC	624,300	2,921
Big Yellow Group PLC	289,300	4,778
Compass Group PLC (a)	269,192	5,856
Deliveroo Holdings PLC (a)(b)(c)	376,400	1,393
Diageo PLC	271,300	12,179
Dr. Martens Ltd. (a)	314,000	2,097
JD Sports Fashion PLC (a)	511,897	6,493
Lloyds Banking Group PLC	12,633,400	7,922
London Stock Exchange Group PLC	162,200	16,576
Ocado Group PLC (a)	256,900	7,440
Prudential PLC	807,894	17,107
RELX PLC:
rights (a)(d)	744,547	344
(Euronext N.V.)	744,547	19,389
Rentokil Initial PLC	1,404,000	9,703
S4 Capital PLC (a)	314,300	2,426
Smith & Nephew PLC	588,400	12,735
WH Smith PLC (a)	36,500	912

TOTAL UNITED KINGDOM		151,306

United States of America - 4.6%
Alphabet, Inc. Class C (a)	5,149	12,410
Boston Scientific Corp. (a)	44,600	1,945
IQVIA Holdings, Inc. (a)	56,700	13,307
Marsh & McLennan Companies, Inc.	76,800	10,422
Marvell Technology, Inc.	186,800	8,445
MasterCard, Inc. Class A	33,800	12,914
NICE Systems Ltd. sponsored ADR (a)	37,500	9,046
The Booking Holdings, Inc. (a)	2,300	5,672
Visa, Inc. Class A	54,900	12,822

TOTAL UNITED STATES OF AMERICA		86,983

TOTAL COMMON STOCKS
(Cost $1,073,594)		1,805,315

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Rivian Automotive, Inc.:
Series E (e)(f)	152,975	5,637
Series F (e)(f)	36,409	1,342
Wasabi Holdings, Inc. Series C (e)(f)	372,910	4,052
		11,031
Nonconvertible Preferred Stocks - 0.0%
Germany - 0.0%
Porsche Automobil Holding SE (Germany)	11,000	1,160
TOTAL PREFERRED STOCKS
(Cost $8,856)		12,191

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.04% (g)	46,873,721	46,883
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	10,433,982	10,435
TOTAL MONEY MARKET FUNDS
(Cost $57,318)		57,318
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,139,768)		1,874,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,578)
NET ASSETS - 100%		$1,873,246

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,495,000 or 4.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,521,000 or 0.6% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NEL ASA	2/25/21	$492
Rivian Automotive, Inc. Series E	7/10/20	$2,370
Rivian Automotive, Inc. Series F	1/19/21	$1,342
Wasabi Holdings, Inc. Series C	3/31/21	$4,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$15
Fidelity Securities Lending Cash Central Fund	4
Total	$19

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$92,108	$63,158	$28,950	$--
Consumer Discretionary	243,023	147,071	84,921	11,031
Consumer Staples	118,166	68,259	49,907	--
Energy	29,928	29,928	--	--
Financials	287,686	178,462	109,224	--
Health Care	252,376	117,463	134,913	--
Industrials	320,807	255,487	65,320	--
Information Technology	324,982	301,827	23,155	--
Materials	91,705	91,705	--	--
Real Estate	16,801	16,410	391	--
Utilities	39,924	9,991	29,933	--
Money Market Funds	57,318	57,318	--	--
Total Investments in Securities:	$1,874,824	$1,337,079	$526,714	$11,031

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,689) — See accompanying schedule: Unaffiliated issuers (cost $1,082,450)	$1,817,506
Fidelity Central Funds (cost $57,318)	57,318
Total Investment in Securities (cost $1,139,768)		$1,874,824
Receivable for investments sold		7,946
Receivable for fund shares sold		1,447
Dividends receivable		9,873
Distributions receivable from Fidelity Central Funds		3
Prepaid expenses		1
Other receivables		107
Total assets		1,894,201
Liabilities
Payable for investments purchased
Regular delivery	$2,590
Delayed delivery	921
Payable for fund shares redeemed	3,434
Accrued management fee	1,024
Distribution and service plan fees payable	242
Other affiliated payables	325
Other payables and accrued expenses	1,984
Collateral on securities loaned	10,435
Total liabilities		20,955
Net Assets		$1,873,246
Net Assets consist of:
Paid in capital		$1,028,507
Total accumulated earnings (loss)		844,739
Net Assets		$1,873,246
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($604,199 ÷ 20,077.1 shares)(a)		$30.09
Maximum offering price per share (100/94.25 of $30.09)		$31.93
Class M:
Net Asset Value and redemption price per share ($180,853 ÷ 6,066.6 shares)(a)		$29.81
Maximum offering price per share (100/96.50 of $29.81)		$30.89
Class C:
Net Asset Value and offering price per share ($46,376 ÷ 1,618.6 shares)(a)		$28.65
Class I:
Net Asset Value, offering price and redemption price per share ($706,147 ÷ 23,010.5 shares)		$30.69
Class Z:
Net Asset Value, offering price and redemption price per share ($335,671 ÷ 10,950.9 shares)		$30.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$16,281
Income from Fidelity Central Funds (including $4 from security lending)		19
Income before foreign taxes withheld		16,300
Less foreign taxes withheld		(1,695)
Total income		14,605
Expenses
Management fee	$5,954
Transfer agent fees	1,517
Distribution and service plan fees	1,437
Accounting fees	405
Custodian fees and expenses	115
Independent trustees' fees and expenses	4
Registration fees	61
Audit	37
Legal	2
Miscellaneous	5
Total expenses before reductions	9,537
Expense reductions	(77)
Total expenses after reductions		9,460
Net investment income (loss)		5,145
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,320
Foreign currency transactions	(38)
Total net realized gain (loss)		116,282
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $558)	197,066
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	39
Total change in net unrealized appreciation (depreciation)		197,104
Net gain (loss)		313,386
Net increase (decrease) in net assets resulting from operations		$318,531

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,145	$4,407
Net realized gain (loss)	116,282	36,779
Change in net unrealized appreciation (depreciation)	197,104	91,127
Net increase (decrease) in net assets resulting from operations	318,531	132,313
Distributions to shareholders	(621)	(23,410)
Share transactions - net increase (decrease)	(49,192)	(123,276)
Total increase (decrease) in net assets	268,718	(14,373)
Net Assets
Beginning of period	1,604,528	1,618,901
End of period	$1,873,246	$1,604,528

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.10	$23.28	$21.08	$23.43	$19.38	$20.10
Income from Investment Operations
Net investment income (loss)A	.06	.04	.21	.21	.17	.18
Net realized and unrealized gain (loss)	4.93	2.11	2.90	(2.33)B	4.11	(.77)
Total from investment operations	4.99	2.15	3.11	(2.12)	4.28	(.59)
Distributions from net investment income	–	(.26)	(.17)	(.16)	(.19)	(.13)
Distributions from net realized gain	–	(.07)	(.74)	(.07)	(.05)	–
Total distributions	–	(.33)	(.91)	(.23)	(.23)C	(.13)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$30.09	$25.10	$23.28	$21.08	$23.43	$19.38
Total ReturnE,F,G	19.88%	9.32%	15.57%	(9.14)%B	22.39%	(2.97)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.16%J	1.18%	1.19%	1.19%	1.21%	1.23%
Expenses net of fee waivers, if any	1.16%J	1.18%	1.19%	1.19%	1.21%	1.23%
Expenses net of all reductions	1.15%J	1.17%	1.19%	1.17%	1.20%	1.22%
Net investment income (loss)	.44%J	.16%	.97%	.89%	.82%	.92%
Supplemental Data
Net assets, end of period (in millions)	$604	$514	$530	$463	$579	$574
Portfolio turnover rateK	36%J	30%	37%L	32%	44%	31%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.62)%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.90	$23.10	$20.91	$23.24	$19.21	$19.92
Income from Investment Operations
Net investment income (loss)A	.03	(.03)	.15	.14	.12	.13
Net realized and unrealized gain (loss)	4.88	2.10	2.88	(2.31)B	4.08	(.77)
Total from investment operations	4.91	2.07	3.03	(2.17)	4.20	(.64)
Distributions from net investment income	–	(.20)	(.11)	(.09)	(.13)	(.07)
Distributions from net realized gain	–	(.07)	(.74)	(.07)	(.05)	–
Total distributions	–	(.27)	(.84)C	(.16)	(.17)C	(.07)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$29.81	$24.90	$23.10	$20.91	$23.24	$19.21
Total ReturnE,F,G	19.72%	9.04%	15.27%	(9.40)%B	22.10%	(3.22)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.42%J	1.45%	1.46%	1.46%	1.48%	1.49%
Expenses net of fee waivers, if any	1.42%J	1.45%	1.46%	1.46%	1.47%	1.49%
Expenses net of all reductions	1.41%J	1.44%	1.46%	1.44%	1.47%	1.48%
Net investment income (loss)	.18%J	(.11)%	.70%	.62%	.56%	.66%
Supplemental Data
Net assets, end of period (in millions)	$181	$159	$173	$175	$224	$224
Portfolio turnover rateK	36%J	30%	37%L	32%	44%	31%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.88)%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.99	$22.20	$20.11	$22.35	$18.48	$19.19
Income from Investment Operations
Net investment income (loss)A	(.05)	(.14)	.04	.03	.01	.03
Net realized and unrealized gain (loss)	4.71	2.01	2.79	(2.23)B	3.94	(.74)
Total from investment operations	4.66	1.87	2.83	(2.20)	3.95	(.71)
Distributions from net investment income	–	(.01)	–	–	(.03)	–
Distributions from net realized gain	–	(.07)	(.74)	(.04)	(.05)	–
Total distributions	–	(.08)	(.74)	(.04)	(.08)	–
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$28.65	$23.99	$22.20	$20.11	$22.35	$18.48
Total ReturnD,E,F	19.42%	8.44%	14.72%	(9.85)%B	21.46%	(3.70)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.96%I	1.98%	1.98%	1.95%	1.96%	1.98%
Expenses net of fee waivers, if any	1.96%I	1.98%	1.98%	1.95%	1.96%	1.98%
Expenses net of all reductions	1.95%I	1.96%	1.97%	1.94%	1.96%	1.98%
Net investment income (loss)	(.35)%I	(.64)%	.18%	.13%	.07%	.17%
Supplemental Data
Net assets, end of period (in millions)	$46	$48	$59	$150	$211	$206
Portfolio turnover rateJ	36%I	30%	37%K	32%	44%	31%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (10.33)%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.57	$23.68	$21.44	$23.85	$19.73	$20.46
Income from Investment Operations
Net investment income (loss)A	.10	.10	.27	.27	.24	.24
Net realized and unrealized gain (loss)	5.03	2.16	2.95	(2.37)B	4.18	(.78)
Total from investment operations	5.13	2.26	3.22	(2.10)	4.42	(.54)
Distributions from net investment income	(.01)	(.30)	(.24)	(.24)	(.25)	(.19)
Distributions from net realized gain	–	(.07)	(.74)	(.07)	(.05)	–
Total distributions	(.01)	(.37)	(.98)	(.31)	(.30)	(.19)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$30.69	$25.57	$23.68	$21.44	$23.85	$19.73
Total ReturnD,E	20.05%	9.63%	15.89%	(8.94)%B	22.75%	(2.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.92%	.92%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.91%H	.92%	.92%	.92%	.93%	.94%
Expenses net of all reductions	.90%H	.91%	.91%	.91%	.92%	.94%
Net investment income (loss)	.70%H	.42%	1.24%	1.16%	1.10%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$706	$595	$583	$807	$953	$757
Portfolio turnover rateI	36%H	30%	37%J	32%	44%	31%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.42)%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.55	$23.67	$21.44	$23.85	$19.73	$20.46
Income from Investment Operations
Net investment income (loss)A	.12	.14	.30	.31	.27	.27
Net realized and unrealized gain (loss)	5.02	2.15	2.94	(2.37)B	4.18	(.78)
Total from investment operations	5.14	2.29	3.24	(2.06)	4.45	(.51)
Distributions from net investment income	(.04)	(.34)	(.28)	(.28)	(.28)	(.22)
Distributions from net realized gain	–	(.07)	(.74)	(.07)	(.05)	–
Total distributions	(.04)	(.41)	(1.01)C	(.35)	(.33)	(.22)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$30.65	$25.55	$23.67	$21.44	$23.85	$19.73
Total ReturnE,F	20.14%	9.78%	16.04%	(8.78)%B	22.94%	(2.54)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.77%	.77%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.76%I	.77%	.77%	.78%	.78%	.79%
Expenses net of all reductions	.75%I	.76%	.77%	.76%	.78%	.79%
Net investment income (loss)	.84%I	.57%	1.39%	1.30%	1.25%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$336	$289	$274	$298	$286	$93
Portfolio turnover rateJ	36%I	30%	37%K	32%	44%	31%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.26)%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$746,918
Gross unrealized depreciation	(13,848)
Net unrealized appreciation (depreciation)	$733,070
Tax cost	$1,141,754

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,985)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	314,340	356,446

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$740	$13
Class M	.25%	.25%	447	12
Class C	.75%	.25%	250	18
			$1,437	$43

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22
Class M	4
Class C(a)	2
$28

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$570.19
Class M	181.20
Class C	59.23
Class I	636.19
Class Z	71.04
	$1,517

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified International Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Diversified International Fund	–(a)

 (a) Amount represents less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	2,370	7,844

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $16.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Diversified International Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Diversified International Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Distributions to shareholders
Class A	$–	$7,383
Class M	–	1,999
Class C	–	209
Class I	139	9,229
Class Z	482	4,590
Total	$621	$23,410

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Diversified International Fund
Class A
Shares sold	1,325	1,999	$38,772	$45,151
Reinvestment of distributions	–	295	–	6,962
Shares redeemed	(1,711)	(4,592)	(49,827)	(107,952)
Net increase (decrease)	(386)	(2,298)	$(11,055)	$(55,839)
Class M
Shares sold	160	277	$4,564	$6,529
Reinvestment of distributions	–	83	–	1,957
Shares redeemed	(474)	(1,460)	(13,536)	(33,466)
Net increase (decrease)	(314)	(1,100)	$(8,972)	$(24,980)
Class C
Shares sold	82	121	$2,251	$2,737
Reinvestment of distributions	–	9	–	200
Shares redeemed	(453)	(808)	(12,676)	(17,926)
Net increase (decrease)	(371)	(678)	$(10,425)	$(14,989)
Class I
Shares sold	1,909	7,900	$56,678	$192,033
Reinvestment of distributions	4	311	102	7,450
Shares redeemed	(2,177)	(9,542)	(64,531)	(225,440)
Net increase (decrease)	(264)	(1,331)	$(7,751)	$(25,957)
Class Z
Shares sold	1,049	5,705	$30,967	$137,712
Reinvestment of distributions	16	148	452	3,531
Shares redeemed	(1,432)	(6,124)	(42,408)	(142,755)
Net increase (decrease)	(367)	(271)	$(10,989)	$(1,512)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Diversified International Fund
Class A	1.16%
Actual		$1,000.00	$1,198.80	$6.32
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Class M	1.42%
Actual		$1,000.00	$1,197.20	$7.74
Hypothetical-C		$1,000.00	$1,017.75	$7.10
Class C	1.96%
Actual		$1,000.00	$1,194.20	$10.66
Hypothetical-C		$1,000.00	$1,015.08	$9.79
Class I	.91%
Actual		$1,000.00	$1,200.50	$4.96
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Class Z	.76%
Actual		$1,000.00	$1,201.40	$4.15
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Diversified International Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADIF-SANN-0621
1.720067.122

Fidelity Advisor® Global Capital Appreciation Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Amazon.com, Inc. (United States of America, Internet & Direct Marketing Retail)	5.1
Microsoft Corp. (United States of America, Software)	4.8
Alphabet, Inc. Class A (United States of America, Interactive Media & Services)	4.4
Facebook, Inc. Class A (United States of America, Interactive Media & Services)	3.7
S4 Capital PLC (United Kingdom, Media)	3.4
21.4

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	28.9
Consumer Discretionary	18.8
Communication Services	15.3
Financials	14.3
Health Care	9.1

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
United States of America	60.0
France	5.5
United Kingdom	5.4
Cayman Islands	4.9
India	4.0

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 0.5%
Lynas Rare Earths Ltd. (a)	132,600	$561,816
Cayman Islands - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	7,400	1,709,030
New Oriental Education & Technology Group, Inc. sponsored ADR	75,900	1,158,234
Tencent Holdings Ltd.	33,400	2,664,386

TOTAL CAYMAN ISLANDS		5,531,650

Denmark - 1.5%
DSV Panalpina A/S	7,800	1,739,596
France - 5.5%
LVMH Moet Hennessy Louis Vuitton SE	3,800	2,862,732
Sartorius Stedim Biotech	3,500	1,607,408
SR Teleperformance SA	4,600	1,775,795

TOTAL FRANCE		6,245,935

Greece - 0.1%
Piraeus Financial Holdings SA (a)	36,700	95,746
Hong Kong - 1.4%
AIA Group Ltd.	122,400	1,553,571
India - 4.0%
Axis Bank Ltd. (a)	137,300	1,325,444
Kotak Mahindra Bank Ltd. (a)	91,344	2,157,078
TCNS Clothing Co. Ltd. (a)(b)	161,500	1,055,840

TOTAL INDIA		4,538,362

Ireland - 3.0%
Accenture PLC Class A	7,500	2,174,775
Flutter Entertainment PLC	6,000	1,229,687

TOTAL IRELAND		3,404,462

Japan - 3.1%
Hitachi Ltd.	29,200	1,437,691
Hoya Corp.	9,300	1,058,153
Keyence Corp.	2,200	1,057,224

TOTAL JAPAN		3,553,068

Netherlands - 2.4%
NXP Semiconductors NV	13,900	2,675,889
Switzerland - 2.6%
Roche Holding AG (participation certificate)	5,070	1,653,610
Sika AG	4,450	1,327,325

TOTAL SWITZERLAND		2,980,935

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,500	2,159,690
United Kingdom - 5.4%
Discoverie Group PLC	111,875	1,202,049
London Stock Exchange Group PLC	10,800	1,103,735
S4 Capital PLC (a)	500,932	3,867,230

TOTAL UNITED KINGDOM		6,173,014

United States of America - 59.5%
Adobe, Inc. (a)	3,300	1,677,522
Alphabet, Inc. Class A (a)	2,100	4,942,350
Amazon.com, Inc. (a)	1,675	5,807,929
American Express Co.	16,200	2,484,270
AMETEK, Inc.	18,100	2,442,233
Apple, Inc.	14,800	1,945,608
Cigna Corp.	7,300	1,817,773
Cintas Corp.	4,000	1,380,560
Danaher Corp.	7,200	1,828,368
Darling Ingredients, Inc. (a)	23,800	1,652,910
Deckers Outdoor Corp. (a)	8,200	2,773,240
Envista Holdings Corp. (a)	12,926	559,437
Facebook, Inc. Class A (a)	13,100	4,258,548
Intercontinental Exchange, Inc.	13,300	1,565,543
Interpublic Group of Companies, Inc.	49,100	1,558,925
Lam Research Corp.	3,600	2,233,620
Manpower, Inc.	11,200	1,353,968
Marvell Technology, Inc.	16,261	735,160
MasterCard, Inc. Class A	8,200	3,132,892
Microsoft Corp.	21,800	5,497,524
NVIDIA Corp.	5,600	3,362,128
ON Semiconductor Corp. (a)	36,100	1,407,900
S&P Global, Inc.	5,300	2,069,067
Synopsys, Inc. (a)	4,500	1,111,770
Tapestry, Inc.	54,300	2,598,255
The Booking Holdings, Inc. (a)	700	1,726,256
The Travelers Companies, Inc.	7,800	1,206,348
Thermo Fisher Scientific, Inc.	4,200	1,974,966
Wells Fargo & Co.	56,700	2,554,335

TOTAL UNITED STATES OF AMERICA		67,659,405

TOTAL COMMON STOCKS
(Cost $77,102,715)		108,873,139

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Wasabi Holdings, Inc. Series C (c)(d)	50,623	549,999
Nonconvertible Preferred Stocks - 1.9%
Korea (South) - 1.9%
Samsung Electronics Co. Ltd.	32,900	2,156,499
TOTAL PREFERRED STOCKS
(Cost $1,753,828)		2,706,498

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.04% (e)
(Cost $2,211,664)	2,211,221	2,211,664
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $81,068,207)		113,791,301
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(182,800)
NET ASSETS - 100%		$113,608,501

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,055,840 or 0.9% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $549,999 or 0.5% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	$549,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$876
Fidelity Securities Lending Cash Central Fund	187
Total	$1,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$17,291,439	$14,627,053	$2,664,386	$--
Consumer Discretionary	21,471,202	18,058,471	2,862,732	549,999
Consumer Staples	1,652,910	1,652,910	--	--
Financials	16,115,137	14,561,566	1,553,571	--
Health Care	10,499,715	8,846,105	1,653,610	--
Industrials	9,894,201	9,894,201	--	--
Information Technology	32,765,892	32,765,892	--	--
Materials	1,889,141	1,889,141	--	--
Money Market Funds	2,211,664	2,211,664	--	--
Total Investments in Securities:	$113,791,301	$104,507,003	$8,734,299	$549,999

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $78,856,543)	$111,579,637
Fidelity Central Funds (cost $2,211,664)	2,211,664
Total Investment in Securities (cost $81,068,207)		$113,791,301
Foreign currency held at value (cost $392)		389
Receivable for investments sold		133,933
Receivable for fund shares sold		12,036
Dividends receivable		145,796
Distributions receivable from Fidelity Central Funds		68
Prepaid expenses		41
Other receivables		45,516
Total assets		114,129,080
Liabilities
Payable for investments purchased	$347,556
Payable for fund shares redeemed	50,338
Accrued management fee	45,240
Distribution and service plan fees payable	23,741
Audit fees payable	30,899
Other affiliated payables	20,221
Other payables and accrued expenses	2,584
Total liabilities		520,579
Net Assets		$113,608,501
Net Assets consist of:
Paid in capital		$73,612,939
Total accumulated earnings (loss)		39,995,562
Net Assets		$113,608,501
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,801,864 ÷ 1,657,600 shares)(a)		$22.20
Maximum offering price per share (100/94.25 of $22.20)		$23.55
Class M:
Net Asset Value and redemption price per share ($21,729,925 ÷ 1,035,690 shares)(a)		$20.98
Maximum offering price per share (100/96.50 of $20.98)		$21.74
Class C:
Net Asset Value and offering price per share ($8,603,519 ÷ 466,341 shares)(a)		$18.45
Class I:
Net Asset Value, offering price and redemption price per share ($46,473,193 ÷ 1,971,051 shares)		$23.58

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$426,354
Special dividends		87,027
Income from Fidelity Central Funds (including $187 from security lending)		1,063
Income before foreign taxes withheld		514,444
Less foreign taxes withheld		(48,831)
Total income		465,613
Expenses
Management fee
Basic fee	$367,897
Performance adjustment	(100,716)
Transfer agent fees	100,776
Distribution and service plan fees	141,939
Accounting fees	21,137
Custodian fees and expenses	4,205
Independent trustees' fees and expenses	234
Registration fees	46,590
Audit	37,615
Legal	5,195
Miscellaneous	325
Total expenses before reductions	625,197
Expense reductions	(537)
Total expenses after reductions		624,660
Net investment income (loss)		(159,047)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,369,642
Foreign currency transactions	9,709
Total net realized gain (loss)		10,379,351
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,908,643
Assets and liabilities in foreign currencies	472
Total change in net unrealized appreciation (depreciation)		8,909,115
Net gain (loss)		19,288,466
Net increase (decrease) in net assets resulting from operations		$19,129,419

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(159,047)	$(445,493)
Net realized gain (loss)	10,379,351	(830,026)
Change in net unrealized appreciation (depreciation)	8,909,115	16,864,982
Net increase (decrease) in net assets resulting from operations	19,129,419	15,589,463
Distributions to shareholders	–	(414,235)
Share transactions - net increase (decrease)	(3,125,578)	(15,834,942)
Total increase (decrease) in net assets	16,003,841	(659,714)
Net Assets
Beginning of period	97,604,660	98,264,374
End of period	$113,608,501	$97,604,660

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$15.65	$16.48	$20.21	$16.18	$15.89
Income from Investment Operations
Net investment income (loss)A	(.03)B	(.08)	.10	.05	.05	–C
Net realized and unrealized gain (loss)	3.70	3.03	.50	(1.22)	4.15	.38
Total from investment operations	3.67	2.95	.60	(1.17)	4.20	.38
Distributions from net investment income	–	(.07)	(.02)	(.04)	–	–
Distributions from net realized gain	–	–	(1.41)	(2.52)	(.17)	(.09)
Total distributions	–	(.07)	(1.43)	(2.56)	(.17)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$22.20	$18.53	$15.65	$16.48	$20.21	$16.18
Total ReturnD,E,F	19.81%	18.89%	4.39%	(6.74)%	26.17%	2.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.17%I	1.23%	1.14%	1.39%	1.48%	1.55%
Expenses net of fee waivers, if any	1.17%I	1.23%	1.14%	1.39%	1.45%	1.45%
Expenses net of all reductions	1.17%I	1.21%	1.14%	1.37%	1.44%	1.44%
Net investment income (loss)	(.39)%B,I	(.45)%	.66%	.26%	.28%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$36,802	$31,247	$30,046	$33,589	$38,710	$39,565
Portfolio turnover rateJ	85%I	44%	142%	99%	137%	122%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.47) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$14.82	$15.70	$19.37	$15.56	$15.32
Income from Investment Operations
Net investment income (loss)A	(.06)B	(.12)	.05	–	.01	(.04)
Net realized and unrealized gain (loss)	3.50	2.87	.48	(1.15)	3.97	.37
Total from investment operations	3.44	2.75	.53	(1.15)	3.98	.33
Distributions from net investment income	–	(.03)	–	–	–	–
Distributions from net realized gain	–	–	(1.41)	(2.52)	(.17)	(.09)
Total distributions	–	(.03)	(1.41)	(2.52)	(.17)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$20.98	$17.54	$14.82	$15.70	$19.37	$15.56
Total ReturnD,E,F	19.61%	18.59%	4.10%	(6.97)%	25.80%	2.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.51%	1.43%	1.67%	1.77%	1.85%
Expenses net of fee waivers, if any	1.43%I	1.50%	1.43%	1.67%	1.70%	1.70%
Expenses net of all reductions	1.43%I	1.49%	1.42%	1.65%	1.69%	1.69%
Net investment income (loss)	(.65)%B,I	(.73)%	.37%	(.01)%	.03%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,730	$18,864	$18,611	$21,339	$25,535	$21,351
Portfolio turnover rateJ	85%I	44%	142%	99%	137%	122%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.73) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$13.10	$14.11	$17.65	$14.26	$14.12
Income from Investment Operations
Net investment income (loss)A	(.09)B	(.17)	(.01)	(.08)	(.07)	(.11)
Net realized and unrealized gain (loss)	3.08	2.53	.41	(1.02)	3.63	.34
Total from investment operations	2.99	2.36	.40	(1.10)	3.56	.23
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	(1.41)	(2.44)	(.17)	(.09)
Total distributions	–	–	(1.41)	(2.44)	(.17)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$18.45	$15.46	$13.10	$14.11	$17.65	$14.26
Total ReturnD,E,F	19.34%	18.02%	3.59%	(7.39)%	25.20%	1.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.94%I	1.99%	1.90%	2.14%	2.23%	2.31%
Expenses net of fee waivers, if any	1.94%I	1.98%	1.90%	2.14%	2.20%	2.20%
Expenses net of all reductions	1.93%I	1.97%	1.89%	2.12%	2.19%	2.19%
Net investment income (loss)	(1.16)%B,I	(1.21)%	(.10)%	(.48)%	(.47)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,604	$9,134	$12,540	$19,741	$24,215	$19,942
Portfolio turnover rateJ	85%I	44%	142%	99%	137%	122%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.24) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.65	$16.57	$17.37	$21.16	$16.90	$16.55
Income from Investment Operations
Net investment income (loss)A	–B	(.02)	.16	.11	.11	.04
Net realized and unrealized gain (loss)	3.93	3.21	.52	(1.28)	4.33	.40
Total from investment operations	3.93	3.19	.68	(1.17)	4.44	.44
Distributions from net investment income	–	(.11)	(.08)	(.10)	–	–
Distributions from net realized gain	–	–	(1.41)	(2.52)	(.18)	(.09)
Total distributions	–	(.11)	(1.48)C	(2.62)	(.18)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$23.58	$19.65	$16.57	$17.37	$21.16	$16.90
Total ReturnE,F	20.00%	19.37%	4.69%	(6.45)%	26.52%	2.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.89%	.82%	1.09%	1.16%	1.22%
Expenses net of fee waivers, if any	.84%I	.89%	.82%	1.09%	1.16%	1.20%
Expenses net of all reductions	.83%I	.87%	.82%	1.07%	1.15%	1.19%
Net investment income (loss)	(.06)%B,I	(.11)%	.97%	.57%	.57%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$46,473	$38,359	$37,068	$45,029	$50,881	$57,060
Portfolio turnover rateJ	85%I	44%	142%	99%	137%	122%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.14) %.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$33,059,953
Gross unrealized depreciation	(375,642)
Net unrealized appreciation (depreciation)	$32,684,311
Tax cost	$81,106,990

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,449,430)

The Fund elected to defer to its next fiscal year approximately $436,365 of ordinary losses recognized during the period January 1, 2020 to October 31, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	44,564,935	47,468,811

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Class I of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$43,893	$649
Class M	.25%	.25%	51,894	1,065
Class C	.75%	.25%	46,152	3,617
			$141,939	$5,331

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,745
Class M	782
Class C(a)	107
$4,634

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$37,827.22
Class M	23,681.23
Class C	10,591.23
Class I	28,677.13
	$100,776

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Capital Appreciation Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Capital Appreciation Fund	$448

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	1,168,463	2,231,764

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Global Capital Appreciation Fund	$107

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Global Capital Appreciation Fund	$10	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $375 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $161.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022.

Expense Limitations
Class A	1.30%
Class M	1.55%
Class C	2.05%
Class I	1.05%

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$–	$124,469
Class M	–	38,315
Class I	–	251,451
Total	$–	$414,235

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	163,879	195,509	$3,463,122	$3,319,193
Reinvestment of distributions	–	7,586	–	122,204
Shares redeemed	(192,339)	(437,074)	(4,043,071)	(6,973,542)
Net increase (decrease)	(28,460)	(233,979)	$(579,949)	$(3,532,145)
Class M
Shares sold	38,479	63,841	$762,675	$1,001,511
Reinvestment of distributions	–	2,496	–	38,135
Shares redeemed	(78,468)	(246,623)	(1,545,744)	(3,763,269)
Net increase (decrease)	(39,989)	(180,286)	$(783,069)	$(2,723,623)
Class C
Shares sold	21,275	49,916	$368,510	$699,239
Shares redeemed	(145,801)	(416,424)	(2,556,121)	(5,800,548)
Net increase (decrease)	(124,526)	(366,508)	$(2,187,611)	$(5,101,309)
Class I
Shares sold	163,078	466,353	$3,610,546	$7,964,598
Reinvestment of distributions	–	14,002	–	238,453
Shares redeemed	(144,327)	(764,465)	(3,185,495)	(12,680,916)
Net increase (decrease)	18,751	(284,110)	$425,051	$(4,477,865)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Global Capital Appreciation Fund
Class A	1.17%
Actual		$1,000.00	$1,198.10	$6.38
Hypothetical-C		$1,000.00	$1,018.99	$5.86
Class M	1.43%
Actual		$1,000.00	$1,196.10	$7.79
Hypothetical-C		$1,000.00	$1,017.70	$7.15
Class C	1.94%
Actual		$1,000.00	$1,193.40	$10.55
Hypothetical-C		$1,000.00	$1,015.17	$9.69
Class I	.84%
Actual		$1,000.00	$1,200.00	$4.58
Hypothetical-C		$1,000.00	$1,020.63	$4.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Global Capital Appreciation Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AGLO-SANN-0621
1.719689.122

Fidelity Advisor® Emerging Asia Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Alibaba Group Holding Ltd.	9.3
Taiwan Semiconductor Manufacturing Co. Ltd.	9.2
Bilibili, Inc. ADR	5.2
Reliance Industries Ltd.	4.8
Samsung Electronics Co. Ltd.	4.1
Tencent Holdings Ltd.	3.2
SK Hynix, Inc.	2.1
Pinduoduo, Inc. ADR	2.0
Meituan Class B	1.9
Money Forward, Inc.	1.5
43.3

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	31.7
Consumer Discretionary	21.6
Communication Services	17.6
Health Care	9.3
Financials	5.4

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	97.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 0.8%
Afterpay Ltd. (a)	132,231	$11,984,317
Blue Sky Alternative Investments Ltd. (a)(b)	347,682	3

TOTAL AUSTRALIA		11,984,320

Bermuda - 0.8%
Alibaba Health Information Technology Ltd. (a)	2,172,000	6,626,938
Huanxi Media Group Ltd. (a)	15,720,000	4,836,767

TOTAL BERMUDA		11,463,705

Cayman Islands - 32.4%
Akeso, Inc. (c)	1,483,000	10,166,361
Alibaba Group Holding Ltd. (a)	2,361,100	68,254,014
Alibaba Group Holding Ltd. sponsored ADR (a)	299,900	69,261,905
Archosaur Games, Inc. (c)	2,980,000	5,309,543
Bairong, Inc. (a)(c)	1,611,500	4,128,461
BC Technology Group Ltd. (a)	1,517,500	3,860,294
Bilibili, Inc. ADR (a)(d)	690,700	76,571,002
Boqii Holding Ltd. ADR (a)(d)	739,100	3,466,379
Frontage Holdings Corp. (a)(c)	8,268,000	5,630,681
Innovent Biologics, Inc. (a)(c)	572,000	6,215,030
iQIYI, Inc. ADR (a)	590,000	8,678,900
Jacobio Pharmaceuticals Group Co. Ltd. (c)	747,000	1,827,170
JOYY, Inc. ADR	94,000	8,935,640
Kangji Medical Holdings Ltd.	964,500	1,609,207
Kuaishou Technology Class B (c)	274,900	9,307,547
Meituan Class B (a)(c)	741,600	28,450,555
Microport Cardioflow Medtech Corp. (c)	2,408,000	5,412,594
New Horizon Health Ltd. (c)	626,500	5,565,125
Pinduoduo, Inc. ADR (a)	225,500	30,201,215
Pop Mart International Group Ltd. (c)	1,395,800	11,554,175
RLX Technology, Inc. ADR (d)	469,300	5,110,677
Sea Ltd. ADR (a)	20,600	5,202,324
TAL Education Group ADR (a)	123,300	7,021,935
Tencent Holdings Ltd.	583,535	46,549,777
Wuxi Biologics (Cayman), Inc. (a)(c)	1,092,000	15,329,272
Xinyi Solar Holdings Ltd.	3,768,000	6,306,073
Yatsen Holding Ltd. ADR (d)	1,018,500	10,612,770
Zai Lab Ltd. (a)	8,500	1,413,241
Zai Lab Ltd. ADR (a)	91,516	15,210,874
Zhaoke Ophthalmology Ltd. (a)(c)	631,500	1,016,221

TOTAL CAYMAN ISLANDS		478,178,962

China - 13.7%
Anhui Korrun Co. Ltd. (A Shares)	921,206	3,251,650
AVIC Jonhon OptronicTechnology Co. Ltd.	354,718	3,735,950
Beijing Enlight Media Co. Ltd. (A Shares)	8,543,438	17,170,021
Beijing Shiji Information Technology Co. Ltd. (A Shares)	2,276,196	10,038,680
Beijing Sinohytec Co. Ltd. (A Shares)	310,000	12,896,115
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	879,269	4,914,181
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	387,108	9,359,122
Joinn Laboratories China Co. Ltd.:
(A Series)	330,515	7,788,687
(H Shares) (c)	10,000	180,232
Leader Harmonious Drive Systems Co. Ltd. (A Shares) (a)	336,889	6,937,098
LONGi Green Energy Technology Co. Ltd.	501,800	7,705,093
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	809,867	14,856,215
Pharmaron Beijing Co. Ltd. (A Shares)	518,199	12,983,192
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	726,500	8,830,002
Shenzhen Inovance Technology Co. Ltd. (A Shares)	827,684	11,436,832
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	88,606	6,383,163
Sungrow Power Supply Co. Ltd. (A Shares)	853,000	11,845,941
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	148,000	1,313,714
Weichai Power Co. Ltd. (A Shares)	3,698,900	10,347,892
Weihai Guangwei Composites Co. Ltd. (A Shares)	558,328	5,446,577
WuXi AppTec Co. Ltd. (H Shares) (c)	579,600	13,706,996
Zhejiang Huace Film & Television Co. Ltd. (A Shares)	14,505,800	14,139,430
Zhejiang Shuanghuan Driveline Co. Ltd.	3,661,300	7,013,226

TOTAL CHINA		202,280,009

Germany - 1.8%
Delivery Hero AG (a)(c)	114,800	18,225,316
Shop Apotheke Europe NV (a)(c)	38,000	7,844,200

TOTAL GERMANY		26,069,516

Hong Kong - 0.3%
Antengene Corp. (c)	995,000	2,151,975
Antengene Corp.	468,200	961,987
Antengene Corp.	731,688	1,503,362

TOTAL HONG KONG		4,617,324

India - 10.8%
Amber Enterprises India Ltd.	63,100	2,640,819
Asian Paints Ltd.	105,900	3,627,098
Aster DM Healthcare Ltd. (a)(c)	516,499	997,707
Bajaj Finance Ltd.	49,700	3,658,894
Barbeque Nation Hospitality Ltd. (a)	41,161	346,218
Computer Age Management Services Private Ltd.	430,542	13,506,944
Dixon Technologies India Ltd. (a)	131,000	7,432,797
HDFC Asset Management Co. Ltd. (c)	350,160	13,127,631
HDFC Bank Ltd. (a)	674,787	12,823,969
HDFC Bank Ltd. sponsored ADR (a)	69,400	4,877,432
HDFC Standard Life Insurance Co. Ltd. (a)(c)	1,434,500	12,883,478
Indian Energy Exchange Ltd. (c)	666,000	3,330,675
Kotak Mahindra Bank Ltd. (a)	200,395	4,732,304
Page Industries Ltd.	10,600	4,245,525
Reliance Industries Ltd.	2,613,096	70,377,692
Reliance Industries Ltd.	44,766	649,260

TOTAL INDIA		159,258,443

Indonesia - 0.4%
PT Bank Central Asia Tbk	3,042,823	6,746,030
Japan - 6.7%
BASE, Inc. (a)(d)	954,000	15,913,094
Freee KK (a)	159,400	13,534,925
Hennge K.K. (a)(d)	200,000	14,273,950
Lifenet Insurance Co. (a)	514,400	6,156,421
Money Forward, Inc. (a)	421,300	22,551,057
Rakus Co. Ltd.	449,000	9,206,780
Uzabase, Inc. (a)	293,700	7,323,017
Yume No Machi Souzou Iinkai Co. Ltd. (a)(d)	246,400	4,621,832
Z Holdings Corp.	1,188,700	5,492,666

TOTAL JAPAN		99,073,742

Korea (South) - 8.6%
ASTORY Co. Ltd. (a)	144,200	4,887,130
Doosan Fuel Cell Co. Ltd. (a)	211,520	8,530,558
Kakao Corp.	129,030	13,095,920
Samsung Electronics Co. Ltd.	837,776	61,056,930
SK Hynix, Inc.	270,334	30,942,834
SK IE Technology Co. Ltd. (a)(c)(e)	4,700	441,303
Studio Dragon Corp. (a)	86,900	8,027,301

TOTAL KOREA (SOUTH)		126,981,976

Mauritius - 1.4%
MakeMyTrip Ltd. (a)	736,033	20,182,025
Netherlands - 1.7%
ASML Holding NV (Netherlands)	9,845	6,390,803
NXP Semiconductors NV	26,200	5,043,762
Yandex NV Series A (a)	208,600	13,673,730

TOTAL NETHERLANDS		25,108,295

Poland - 0.5%
CD Projekt RED SA (d)	172,075	7,877,698
Switzerland - 0.6%
Compagnie Financiere Richemont SA warrants 11/22/23 (a)	123,060	52,552
Dufry AG (a)	126,981	8,356,456

TOTAL SWITZERLAND		8,409,008

Taiwan - 10.5%
eMemory Technology, Inc.	231,000	8,514,224
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,472,000	10,261,299
Taiwan Semiconductor Manufacturing Co. Ltd.	5,149,393	108,397,712
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	237,300	27,702,402

TOTAL TAIWAN		154,875,637

United Kingdom - 0.1%
Deliveroo Holdings PLC (a)(c)	206,600	764,671
Trustpilot Group PLC (a)(c)	323,400	1,397,957

TOTAL UNITED KINGDOM		2,162,628

United States of America - 5.6%
ANSYS, Inc. (a)	22,900	8,373,614
Array Technologies, Inc.	178,500	5,026,560
Aspen Technology, Inc. (a)	54,400	7,117,696
Lam Research Corp.	10,483	6,504,177
Micron Technology, Inc. (a)	157,400	13,547,418
New Frontier Health Corp. (a)(d)	242,700	2,706,105
NVIDIA Corp.	20,100	12,067,638
ON Semiconductor Corp. (a)	231,900	9,044,100
PTC, Inc. (a)	104,000	13,617,760
Smart Share Global Ltd. ADR (a)(d)	387,300	2,935,734
Space Exploration Technologies Corp. Class A (a)(b)(f)	600	251,994
Zhihu, Inc. ADR (a)(d)	117,000	1,118,520

TOTAL UNITED STATES OF AMERICA		82,311,316

Vietnam - 0.1%
Vietnam Dairy Products Corp.	428,640	1,734,493
TOTAL COMMON STOCKS
(Cost $1,089,704,019)		1,429,315,127

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (b)(f)	11,980	1,312,699
dMed Biopharmaceutical Co. Ltd. Series C (b)(f)	65,318	903,348
		2,216,047
Nonconvertible Preferred Stocks - 0.7%
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	164,440	10,778,564
TOTAL PREFERRED STOCKS
(Cost $8,028,384)		12,994,611

Money Market Funds - 12.8%
Fidelity Cash Central Fund 0.04% (g)	59,551,919	59,563,830
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	128,977,166	128,990,064
TOTAL MONEY MARKET FUNDS
(Cost $188,553,894)		188,553,894
TOTAL INVESTMENT IN SECURITIES - 110.5%
(Cost $1,286,286,297)		1,630,863,632
NET OTHER ASSETS (LIABILITIES) - (10.5)%		(155,020,741)
NET ASSETS - 100%		$1,475,842,891

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,278,590 or 12.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,468,041 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,312,699
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$927,721
Space Exploration Technologies Corp. Class A	2/16/21	$251,994

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,914
Fidelity Securities Lending Cash Central Fund	332,515
Total	$345,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $45,977,284. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $363,232,496 and $280,219,716, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$256,132,167	$201,704,692	$54,427,475	$--
Consumer Discretionary	319,019,314	242,408,844	76,610,470	--
Consumer Staples	26,287,942	24,553,449	1,734,493	--
Energy	71,026,952	71,026,952	--	--
Financials	79,788,315	66,964,343	12,823,969	3
Health Care	136,962,304	116,851,094	19,207,862	903,348
Industrials	74,147,271	73,895,277	--	251,994
Information Technology	469,430,495	353,329,281	114,788,515	1,312,699
Materials	9,514,978	9,073,675	441,303	--
Money Market Funds	188,553,894	188,553,894	--	--
Total Investments in Securities:	$1,630,863,632	$1,348,361,501	$280,034,087	$2,468,044

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $122,553,676) — See accompanying schedule: Unaffiliated issuers (cost $1,097,732,403)	$1,442,309,738
Fidelity Central Funds (cost $188,553,894)	188,553,894
Total Investment in Securities (cost $1,286,286,297)		$1,630,863,632
Foreign currency held at value (cost $176,655)		201,503
Receivable for investments sold		8,643,735
Receivable for fund shares sold		3,529,995
Dividends receivable		381,132
Distributions receivable from Fidelity Central Funds		65,495
Prepaid expenses		208
Other receivables		286,470
Total assets		1,643,972,170
Liabilities
Payable for investments purchased
Regular delivery	$26,970,173
Delayed delivery	445,716
Payable for fund shares redeemed	6,568,169
Accrued management fee	822,443
Distribution and service plan fees payable	131,048
Other affiliated payables	242,292
Other payables and accrued expenses	3,963,913
Collateral on securities loaned	128,985,525
Total liabilities		168,129,279
Net Assets		$1,475,842,891
Net Assets consist of:
Paid in capital		$1,047,435,624
Total accumulated earnings (loss)		428,407,267
Net Assets		$1,475,842,891
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($306,854,691 ÷ 4,583,523 shares)(a)		$66.95
Maximum offering price per share (100/94.25 of $66.95)		$71.03
Class M:
Net Asset Value and redemption price per share ($73,862,492 ÷ 1,142,295 shares)(a)		$64.66
Maximum offering price per share (100/96.50 of $64.66)		$67.01
Class C:
Net Asset Value and offering price per share ($44,482,797 ÷ 751,050 shares)(a)		$59.23
Class I:
Net Asset Value, offering price and redemption price per share ($783,834,650 ÷ 11,294,630 shares)		$69.40
Class Z:
Net Asset Value, offering price and redemption price per share ($266,808,261 ÷ 3,848,834 shares)		$69.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$2,751,685
Special dividends		1,431,174
Income from Fidelity Central Funds (including $332,515 from security lending)		345,429
Income before foreign taxes withheld		4,528,288
Less foreign taxes withheld		(711,693)
Total income		3,816,595
Expenses
Management fee	$4,349,669
Transfer agent fees	1,035,011
Distribution and service plan fees	730,756
Accounting fees	292,402
Custodian fees and expenses	157,112
Independent trustees' fees and expenses	2,354
Registration fees	124,309
Audit	63,964
Legal	970
Interest	670
Miscellaneous	1,894
Total expenses before reductions	6,759,111
Expense reductions	(170,700)
Total expenses after reductions		6,588,411
Net investment income (loss)		(2,771,816)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,624,919)	92,793,925
Fidelity Central Funds	290
Foreign currency transactions	(308,845)
Total net realized gain (loss)		92,485,370
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,076,056)	126,350,198
Assets and liabilities in foreign currencies	(21,847)
Total change in net unrealized appreciation (depreciation)		126,328,351
Net gain (loss)		218,813,721
Net increase (decrease) in net assets resulting from operations		$216,041,905

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,771,816)	$(1,505,062)
Net realized gain (loss)	92,485,370	75,588,052
Change in net unrealized appreciation (depreciation)	126,328,351	131,063,657
Net increase (decrease) in net assets resulting from operations	216,041,905	205,146,647
Distributions to shareholders	(67,519,322)	(17,760,369)
Share transactions - net increase (decrease)	517,963,400	293,087,514
Total increase (decrease) in net assets	666,485,983	480,473,792
Net Assets
Beginning of period	809,356,908	328,883,116
End of period	$1,475,842,891	$809,356,908

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$56.33	$39.85	$33.52	$39.98	$30.26	$28.75
Income from Investment Operations
Net investment income (loss)A	(.20)B	(.18)	.23	.25	.27	.29
Net realized and unrealized gain (loss)	15.14	18.77	8.23	(6.48)	9.75	1.67
Total from investment operations	14.94	18.59	8.46	(6.23)	10.02	1.96
Distributions from net investment income	–	(.13)C	(.19)	(.22)	(.24)	(.22)
Distributions from net realized gain	(4.32)	(1.99)C	(1.93)	(.01)	(.07)	(.23)
Total distributions	(4.32)	(2.11)D	(2.13)D	(.23)	(.31)	(.45)
Redemption fees added to paid in capitalA	–	–	–	–E	.01	–E
Net asset value, end of period	$66.95	$56.33	$39.85	$33.52	$39.98	$30.26
Total ReturnF,G,H	27.28%	49.18%	26.60%	(15.67)%	33.54%	6.95%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.21%K	1.26%	1.32%	1.32%	1.38%	1.42%
Expenses net of fee waivers, if any	1.21%K	1.26%	1.32%	1.32%	1.37%	1.42%
Expenses net of all reductions	1.18%K	1.23%	1.31%	1.30%	1.36%	1.42%
Net investment income (loss)	(.70)%B,K	(.40)%	.62%	.62%	.80%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$306,855	$208,546	$144,577	$106,775	$137,165	$119,449
Portfolio turnover rateL	67%K	110%	69%M	34%	43%	75%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.81) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$54.51	$38.61	$32.50	$38.80	$29.39	$27.93
Income from Investment Operations
Net investment income (loss)A	(.27)B	(.29)	.12	.13	.16	.20
Net realized and unrealized gain (loss)	14.65	18.19	7.98	(6.29)	9.49	1.62
Total from investment operations	14.38	17.90	8.10	(6.16)	9.65	1.82
Distributions from net investment income	–	(.01)C	(.05)	(.13)	(.18)	(.13)
Distributions from net realized gain	(4.23)	(1.99)C	(1.93)	(.01)	(.07)	(.23)
Total distributions	(4.23)	(2.00)	(1.99)D	(.14)	(.25)	(.36)
Redemption fees added to paid in capitalA	–	–	–	–E	.01	–E
Net asset value, end of period	$64.66	$54.51	$38.61	$32.50	$38.80	$29.39
Total ReturnF,G,H	27.13%	48.78%	26.21%	(15.93)%	33.16%	6.62%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.46%K	1.54%	1.61%	1.61%	1.68%	1.72%
Expenses net of fee waivers, if any	1.46%K	1.53%	1.61%	1.61%	1.68%	1.72%
Expenses net of all reductions	1.44%K	1.51%	1.60%	1.59%	1.66%	1.72%
Net investment income (loss)	(.95)%B,K	(.68)%	.32%	.33%	.50%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$73,862	$54,436	$39,197	$33,478	$44,730	$35,791
Portfolio turnover rateL	67%K	110%	69%M	34%	43%	75%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.06) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$50.22	$35.77	$30.32	$36.29	$27.52	$26.17
Income from Investment Operations
Net investment income (loss)A	(.40)B	(.47)	(.04)	(.04)	.02	.07
Net realized and unrealized gain (loss)	13.48	16.79	7.42	(5.86)	8.89	1.52
Total from investment operations	13.08	16.32	7.38	(5.90)	8.91	1.59
Distributions from net investment income	–	–	–	(.05)	(.08)	(.01)
Distributions from net realized gain	(4.07)	(1.87)	(1.93)	(.01)	(.07)	(.23)
Total distributions	(4.07)	(1.87)	(1.93)	(.07)C	(.14)C	(.24)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$59.23	$50.22	$35.77	$30.32	$36.29	$27.52
Total ReturnE,F,G	26.81%	48.03%	25.67%	(16.30)%	32.58%	6.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.97%J	2.03%	2.08%	2.06%	2.11%	2.16%
Expenses net of fee waivers, if any	1.97%J	2.02%	2.07%	2.05%	2.11%	2.16%
Expenses net of all reductions	1.94%J	1.99%	2.06%	2.04%	2.09%	2.16%
Net investment income (loss)	(1.46)%B,J	(1.17)%	(.14)%	(.11)%	.07%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$44,483	$28,233	$23,584	$48,507	$60,852	$43,016
Portfolio turnover rateK	67%J	110%	69%L	34%	43%	75%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.57) %.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$58.29	$41.16	$34.60	$41.27	$31.19	$29.63
Income from Investment Operations
Net investment income (loss)A	(.12)B	(.07)	.34	.37	.38	.39
Net realized and unrealized gain (loss)	15.68	19.42	8.48	(6.68)	10.06	1.72
Total from investment operations	15.56	19.35	8.82	(6.31)	10.44	2.11
Distributions from net investment income	–	(.23)C	(.33)	(.34)	(.31)	(.32)
Distributions from net realized gain	(4.45)	(1.99)C	(1.93)	(.01)	(.07)	(.23)
Total distributions	(4.45)	(2.22)	(2.26)	(.36)D	(.37)D	(.55)
Redemption fees added to paid in capitalA	–	–	–	–E	.01	–E
Net asset value, end of period	$69.40	$58.29	$41.16	$34.60	$41.27	$31.19
Total ReturnF,G	27.45%	49.59%	26.93%	(15.43)%	33.97%	7.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	1.00%	1.04%	1.03%	1.08%	1.11%
Expenses net of fee waivers, if any	.96%J	1.00%	1.03%	1.03%	1.07%	1.11%
Expenses net of all reductions	.93%J	.97%	1.03%	1.02%	1.06%	1.11%
Net investment income (loss)	(.45)%B,J	(.14)%	.90%	.91%	1.10%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$783,835	$414,664	$76,981	$59,527	$66,818	$37,364
Portfolio turnover rateK	67%J	110%	69%L	34%	43%	75%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.56) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$58.22	$41.12	$34.60	$38.03
Income from Investment Operations
Net investment income (loss)B	(.07)C	–D	.40	–
Net realized and unrealized gain (loss)	15.64	19.38	8.47	(3.43)
Total from investment operations	15.57	19.38	8.87	(3.43)
Distributions from net investment income	–	(.30)E	(.42)	–
Distributions from net realized gain	(4.47)	(1.99)E	(1.93)	–
Total distributions	(4.47)	(2.28)F	(2.35)	–
Redemption fees added to paid in capitalB	–	–	–	–D
Net asset value, end of period	$69.32	$58.22	$41.12	$34.60
Total ReturnG,H	27.52%	49.80%	27.14%	(9.02)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.86%	.89%	.97%K
Expenses net of fee waivers, if any	.82%K	.85%	.89%	.97%K
Expenses net of all reductions	.79%K	.82%	.89%	.95%K
Net investment income (loss)	(.31)%C,K	- %L	1.04%	(.02)%K
Supplemental Data
Net assets, end of period (000 omitted)	$266,808	$103,477	$44,545	$573
Portfolio turnover rateM	67%K	110%	69%N	34%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.42) %.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date., except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$407,330,728
Gross unrealized depreciation	(64,279,596)
Net unrealized appreciation (depreciation)	$343,051,132
Tax cost	$1,287,812,500

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	836,262,660	406,020,534

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$350,983	$16,903
Class M	.25%	.25%	178,002	5,671
Class C	.75%	.25%	201,771	39,232
			$730,756	$61,806

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$73,023
Class M	6,135
Class C(a)	1,767
$80,925

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$255,579.18
Class M	65,538.18
Class C	38,621.19
Class I	634,896.18
Class Z	40,377.04
	$1,035,011

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Emerging Asia Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Emerging Asia Fund	$5,395

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Emerging Asia Fund	Borrower	$6,557,091.33%		$661

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	44,372,413	4,516,956

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Emerging Asia Fund	$1,175

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Emerging Asia Fund	$15,600	$1,894	$28,733

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Emerging Asia Fund	$535,000.59%		$9

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $169,100 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,589.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Emerging Asia Fund
Distributions to shareholders
Class A	$16,330,766	$7,621,612
Class M	4,291,089	2,011,365
Class C	2,394,785	1,205,569
Class I	35,966,985	4,430,962
Class Z	8,535,697	2,490,861
Total	$67,519,322	$17,760,369

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	977,710	646,209	$66,239,251	$29,839,745
Reinvestment of distributions	249,427	185,308	15,200,072	7,080,630
Shares redeemed	(346,056)	(757,424)	(22,715,574)	(33,190,606)
Net increase (decrease)	881,081	74,093	$58,723,749	$3,729,769
Class M
Shares sold	153,617	96,453	$10,064,053	$4,612,061
Reinvestment of distributions	72,109	53,870	4,248,659	1,996,956
Shares redeemed	(82,011)	(166,831)	(5,313,252)	(6,905,879)
Net increase (decrease)	143,715	(16,508)	$8,999,460	$(296,862)
Class C
Shares sold	275,517	98,735	$16,745,694	$4,224,772
Reinvestment of distributions	44,242	33,823	2,392,624	1,160,124
Shares redeemed	(130,858)	(229,730)	(7,905,667)	(8,966,795)
Net increase (decrease)	188,901	(97,172)	$11,232,651	$(3,581,899)
Class I
Shares sold	7,033,618	6,650,114	$495,397,531	$327,576,465
Reinvestment of distributions	513,963	94,091	32,436,202	3,711,877
Shares redeemed	(3,366,337)	(1,500,937)	(234,482,434)	(68,990,190)
Net increase (decrease)	4,181,244	5,243,268	$293,351,299	$262,298,152
Class Z
Shares sold	2,384,488	1,116,355	$167,719,139	$50,641,342
Reinvestment of distributions	128,161	60,302	8,074,147	2,372,870
Shares redeemed	(441,232)	(482,522)	(30,137,045)	(22,075,858)
Net increase (decrease)	2,071,417	694,135	$145,656,241	$30,938,354

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Emerging Asia Fund
Class A	1.21%
Actual		$1,000.00	$1,272.80	$6.82
Hypothetical-C		$1,000.00	$1,018.79	$6.06
Class M	1.46%
Actual		$1,000.00	$1,271.30	$8.22
Hypothetical-C		$1,000.00	$1,017.55	$7.30
Class C	1.97%
Actual		$1,000.00	$1,268.10	$11.08
Hypothetical-C		$1,000.00	$1,015.03	$9.84
Class I	.96%
Actual		$1,000.00	$1,274.50	$5.41
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class Z	.82%
Actual		$1,000.00	$1,275.20	$4.63
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Emerging Asia Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AEA-SANN-0621
1.703637.123

Fidelity Advisor® Value Leaders Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.8
Bank of America Corp.	4.3
Cisco Systems, Inc.	3.4
Samsung Electronics Co. Ltd.	3.3
Comcast Corp. Class A	3.2
Capital One Financial Corp.	3.2
UnitedHealth Group, Inc.	2.7
Alexion Pharmaceuticals, Inc.	2.7
Cigna Corp.	2.6
CVS Health Corp.	2.6
32.8

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Financials	22.4
Health Care	21.1
Information Technology	10.5
Communication Services	9.3
Industrials	9.2

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks	96.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments – 17.4%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	10,000	$577,900
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	200	470,700
Media - 5.0%
Comcast Corp. Class A	14,100	791,715
Interpublic Group of Companies, Inc.	13,500	428,625
		1,220,340

TOTAL COMMUNICATION SERVICES		2,268,940

CONSUMER DISCRETIONARY - 6.0%
Household Durables - 0.8%
Newell Brands, Inc.	7,600	204,896
Multiline Retail - 1.6%
Dollar General Corp.	1,800	386,550
Specialty Retail - 3.6%
Best Buy Co., Inc.	3,700	430,199
Lowe's Companies, Inc.	2,300	451,375
		881,574

TOTAL CONSUMER DISCRETIONARY		1,473,020

CONSUMER STAPLES - 6.8%
Beverages - 1.3%
C&C Group PLC (United Kingdom) (a)	75,800	310,073
Food & Staples Retailing - 1.8%
Kroger Co.	12,100	442,134
Food Products - 1.5%
Mondelez International, Inc.	5,800	352,698
Household Products - 2.2%
Procter & Gamble Co.	4,100	547,022

TOTAL CONSUMER STAPLES		1,651,927

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Parex Resources, Inc. (a)	20,700	389,867
Teekay LNG Partners LP	10,200	151,980
		541,847
FINANCIALS - 22.4%
Banks - 9.9%
Bank of America Corp.	25,700	1,041,621
JPMorgan Chase & Co.	3,700	569,097
M&T Bank Corp.	2,300	362,687
PNC Financial Services Group, Inc.	2,400	448,680
		2,422,085
Consumer Finance - 3.2%
Capital One Financial Corp.	5,300	790,124
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	4,300	1,182,285
Insurance - 4.5%
Chubb Ltd.	3,500	600,565
The Travelers Companies, Inc.	3,200	494,912
		1,095,477

TOTAL FINANCIALS		5,489,971

HEALTH CARE - 21.1%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	3,900	657,852
Regeneron Pharmaceuticals, Inc. (a)	450	216,585
		874,437
Health Care Providers & Services - 11.9%
Anthem, Inc.	1,450	550,116
Centene Corp. (a)	6,900	426,006
Cigna Corp.	2,600	647,426
CVS Health Corp.	8,300	634,120
UnitedHealth Group, Inc.	1,650	658,020
		2,915,688
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	6,300	393,246
Roche Holding AG (participation certificate)	1,870	609,911
Sanofi SA sponsored ADR	7,300	382,301
		1,385,458

TOTAL HEALTH CARE		5,175,583

INDUSTRIALS - 9.2%
Air Freight & Logistics - 0.9%
Deutsche Post AG	3,700	217,920
Building Products - 2.0%
Owens Corning	5,100	493,731
Electrical Equipment - 1.8%
Regal Beloit Corp.	3,100	447,733
Industrial Conglomerates - 1.4%
Siemens AG	2,000	333,670
Machinery - 3.1%
ITT, Inc.	3,900	367,809
Oshkosh Corp.	3,200	398,176
		765,985

TOTAL INDUSTRIALS		2,259,039

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	16,600	845,106
IT Services - 3.8%
Amdocs Ltd.	5,800	445,092
Cognizant Technology Solutions Corp. Class A	5,900	474,360
		919,452

TOTAL INFORMATION TECHNOLOGY		1,764,558

REAL ESTATE - 2.2%
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	6,400	545,280
UTILITIES - 6.5%
Electric Utilities - 6.5%
Evergy, Inc.	5,100	326,247
Exelon Corp.	6,900	310,086
PG&E Corp. (a)	22,500	254,700
PPL Corp.	9,700	282,561
Southern Co.	6,400	423,488
		1,597,082
TOTAL COMMON STOCKS
(Cost $16,834,572)		22,767,247

Nonconvertible Preferred Stocks - 3.3%
INFORMATION TECHNOLOGY - 3.3%
Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co. Ltd.
(Cost $485,639)	12,390	812,128

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.04% (b)
(Cost $906,312)	906,131	906,312
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $18,226,523)		24,485,687
NET OTHER ASSETS (LIABILITIES) - 0.1%		32,964
NET ASSETS - 100%		$24,518,651

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$166
Total	$166

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,268,940	$2,268,940	$--	$--
Consumer Discretionary	1,473,020	1,473,020	--	--
Consumer Staples	1,651,927	1,651,927	--	--
Energy	541,847	541,847	--	--
Financials	5,489,971	5,489,971	--	--
Health Care	5,175,583	4,565,672	609,911	--
Industrials	2,259,039	1,707,449	551,590	--
Information Technology	2,576,686	2,576,686	--	--
Real Estate	545,280	545,280	--	--
Utilities	1,597,082	1,597,082	--	--
Money Market Funds	906,312	906,312	--	--
Total Investments in Securities:	$24,485,687	$23,324,186	$1,161,501	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
Switzerland	5.0%
Korea (South)	3.3%
Germany	2.3%
Bailiwick of Guernsey	1.8%
Canada	1.6%
France	1.5%
Ireland	1.3%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,320,211)	$23,579,375
Fidelity Central Funds (cost $906,312)	906,312
Total Investment in Securities (cost $18,226,523)		$24,485,687
Cash		29,942
Receivable for fund shares sold		10,843
Dividends receivable		39,874
Distributions receivable from Fidelity Central Funds		34
Prepaid expenses		9
Receivable from investment adviser for expense reductions		8,744
Other receivables		536
Total assets		24,575,669
Liabilities
Payable for fund shares redeemed	$14,928
Accrued management fee	6,392
Transfer agent fee payable	3,958
Distribution and service plan fees payable	6,885
Audit fees payable	23,319
Other affiliated payables	781
Other payables and accrued expenses	755
Total liabilities		57,018
Net Assets		$24,518,651
Net Assets consist of:
Paid in capital		$18,116,266
Total accumulated earnings (loss)		6,402,385
Net Assets		$24,518,651
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($14,377,243 ÷ 683,397 shares)(a)		$21.04
Maximum offering price per share (100/94.25 of $21.04)		$22.32
Class M:
Net Asset Value and redemption price per share ($5,107,815÷ 241,661 shares)(a)		$21.14
Maximum offering price per share (100/96.50 of $21.14)		$21.91
Class C:
Net Asset Value and offering price per share ($2,249,037 ÷ 110,076 shares)(a)		$20.43
Class I:
Net Asset Value, offering price and redemption price per share ($2,784,556 ÷ 131,595 shares)		$21.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$218,811
Income from Fidelity Central Funds		166
Total income		218,977
Expenses
Management fee
Basic fee	$58,066
Performance adjustment	(25,775)
Transfer agent fees	23,248
Distribution and service plan fees	37,898
Accounting fees and expenses	4,286
Custodian fees and expenses	2,189
Independent trustees' fees and expenses	46
Registration fees	31,226
Audit	28,379
Legal	2,013
Miscellaneous	140
Total expenses before reductions	161,716
Expense reductions	(14,191)
Total expenses after reductions		147,525
Net investment income (loss)		71,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	656,409
Foreign currency transactions	255
Total net realized gain (loss)		656,664
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,634,229
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		5,634,233
Net gain (loss)		6,290,897
Net increase (decrease) in net assets resulting from operations		$6,362,349

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,452	$172,645
Net realized gain (loss)	656,664	(409,605)
Change in net unrealized appreciation (depreciation)	5,634,233	(3,369,650)
Net increase (decrease) in net assets resulting from operations	6,362,349	(3,606,610)
Distributions to shareholders	(114,402)	(352,822)
Share transactions - net increase (decrease)	(165,173)	(4,473,439)
Total increase (decrease) in net assets	6,082,774	(8,432,871)
Net Assets
Beginning of period	18,435,877	26,868,748
End of period	$24,518,651	$18,435,877

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Leaders Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$18.62	$19.31	$18.81	$16.03	$16.34
Income from Investment Operations
Net investment income (loss)A	.07	.15	.20	.16	.11	.12
Net realized and unrealized gain (loss)	5.41	(2.81)	.58B	.47C	2.75	(.15)D
Total from investment operations	5.48	(2.66)	.78	.63	2.86	(.03)
Distributions from net investment income	(.11)	(.20)	(.19)	(.13)	(.08)	(.27)
Distributions from net realized gain	–	(.09)	(1.28)	–	–	(.02)
Total distributions	(.11)	(.29)	(1.47)	(.13)	(.08)	(.28)E
Net asset value, end of period	$21.04	$15.67	$18.62	$19.31	$18.81	$16.03
Total ReturnF,G,H	35.10%	(14.57)%	4.64%B	3.33%C	17.87%	(.18)%D
Ratios to Average Net AssetsI,J
Expenses before reductions	1.37%K	1.35%	1.29%	1.25%	1.39%	1.47%
Expenses net of fee waivers, if any	1.25%K	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24%K	1.24%	1.25%	1.25%	1.25%	1.24%
Net investment income (loss)	.74%K	.91%	1.12%	.81%	.61%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$14,377	$10,954	$16,648	$15,105	$17,848	$16,448
Portfolio turnover rateL	49%K	144%	37%	35%	34%	63%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.45%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.21%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.24)%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.72	$18.68	$19.34	$18.82	$16.04	$16.33
Income from Investment Operations
Net investment income (loss)A	.05	.11	.16	.11	.07	.08
Net realized and unrealized gain (loss)	5.43	(2.83)	.59B	.47C	2.75	(.16)D
Total from investment operations	5.48	(2.72)	.75	.58	2.82	(.08)
Distributions from net investment income	(.06)	(.15)	(.13)	(.06)	(.04)	(.20)
Distributions from net realized gain	–	(.09)	(1.28)	–	–	(.02)
Total distributions	(.06)	(.24)	(1.41)	(.06)	(.04)	(.21)E
Net asset value, end of period	$21.14	$15.72	$18.68	$19.34	$18.82	$16.04
Total ReturnF,G,H	34.92%	(14.79)%	4.42%B	3.09%C	17.60%	(.49)%D
Ratios to Average Net AssetsI,J
Expenses before reductions	1.65%K	1.64%	1.58%	1.54%	1.67%	1.77%
Expenses net of fee waivers, if any	1.50%K	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49%K	1.49%	1.50%	1.50%	1.50%	1.49%
Net investment income (loss)	.49%K	.66%	.87%	.56%	.37%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$5,108	$3,821	$5,146	$4,987	$5,866	$6,732
Portfolio turnover rateL	49%K	144%	37%	35%	34%	63%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.23%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.97%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.55)%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.18	$17.99	$18.67	$18.21	$15.56	$15.88
Income from Investment Operations
Net investment income (loss)A	–B	.03	.06	.01	(.02)	–B
Net realized and unrealized gain (loss)	5.25	(2.75)	.58C	.45D	2.67	(.16)E
Total from investment operations	5.25	(2.72)	.64	.46	2.65	(.16)
Distributions from net investment income	–	–	(.04)	–	–	(.15)
Distributions from net realized gain	–	(.09)	(1.28)	–	–	(.02)
Total distributions	–	(.09)	(1.32)	–	–	(.16)F
Net asset value, end of period	$20.43	$15.18	$17.99	$18.67	$18.21	$15.56
Total ReturnG,H,I	34.58%	(15.22)%	3.90%C	2.53%D	17.03%	(1.00)%E
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.19%L	2.18%	2.13%	2.09%	2.22%	2.29%
Expenses net of fee waivers, if any	2.00%L	2.00%	2.00%	2.00%	1.99%	2.00%
Expenses net of all reductions	2.00%L	1.99%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	(.01)%L	.16%	.37%	.06%	(.13)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,249	$1,763	$2,733	$5,298	$5,619	$5,057
Portfolio turnover rateM	49%L	144%	37%	35%	34%	63%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 3.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.41%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.06)%.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.80	$18.78	$19.47	$18.97	$16.16	$16.48
Income from Investment Operations
Net investment income (loss)A	.09	.20	.25	.22	.16	.16
Net realized and unrealized gain (loss)	5.45	(2.82)	.59B	.46C	2.77	(.15)D
Total from investment operations	5.54	(2.62)	.84	.68	2.93	.01
Distributions from net investment income	(.18)	(.27)	(.26)	(.18)	(.12)	(.31)
Distributions from net realized gain	–	(.09)	(1.28)	–	–	(.02)
Total distributions	(.18)	(.36)	(1.53)E	(.18)	(.12)	(.33)
Net asset value, end of period	$21.16	$15.80	$18.78	$19.47	$18.97	$16.16
Total ReturnF,G	35.22%	(14.31)%	4.96%B	3.61%C	18.19%	.03%D
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	.99%	.97%	.96%	1.12%	1.18%
Expenses net of fee waivers, if any	1.00%J	.99%	.97%	.96%	1.00%	1.00%
Expenses net of all reductions	1.00%J	.98%	.96%	.96%	1.00%	.99%
Net investment income (loss)	.99%J	1.17%	1.41%	1.10%	.87%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,785	$1,898	$2,342	$4,225	$4,052	$3,287
Portfolio turnover rateK	49%J	144%	37%	35%	34%	63%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.77%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.49%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.03)%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,297,542
Gross unrealized depreciation	(122,520)
Net unrealized appreciation (depreciation)	$6,175,022
Tax cost	$18,310,665

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(424,431)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Leaders Fund	5,132,502	5,704,512

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$16,254	$208
Class M	.25%	.25%	11,406	354
Class C	.75%	.25%	10,238	1,244
			$37,898	$1,806

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,878
Class M	360
Class C(a)	77
$2,315

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$13,613.21
Class M	5,459.24
Class C	2,840.28
Class I	1,336.11
	$23,248

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Leaders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Leaders Fund	$64

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Leaders Fund	528,260	469,290

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Value Leaders Fund	$21

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$7,978
Class M	1.50%	3,391
Class C	2.00%	1,894
Class I	1.00%	232
		$13,495

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $659 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022.

Expense Limitations
Class A	1.15%
Class M	1.40%
Class C	1.90%
Class I	.90%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Value Leaders Fund
Distributions to shareholders
Class A	$78,530	$228,430
Class M	14,324	66,335
Class C	–	13,399
Class I	21,548	44,658
Total	$114,402	$352,822

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Value Leaders Fund
Class A
Shares sold	57,895	84,179	$1,130,014	$1,323,659
Reinvestment of distributions	4,232	11,679	76,850	223,999
Shares redeemed	(77,727)	(290,750)	(1,468,870)	(4,883,658)
Net increase (decrease)	(15,600)	(194,892)	$(262,006)	$(3,336,000)
Class M
Shares sold	10,733	14,651	$212,140	$233,017
Reinvestment of distributions	775	3,360	14,155	64,780
Shares redeemed	(12,954)	(50,388)	(237,973)	(816,132)
Net increase (decrease)	(1,446)	(32,377)	$(11,678)	$(518,335)
Class C
Shares sold	13,120	16,787	$243,805	$276,275
Reinvestment of distributions	–	710	–	13,286
Shares redeemed	(19,156)	(53,278)	(350,058)	(839,165)
Net increase (decrease)	(6,036)	(35,781)	$(106,253)	$(549,604)
Class I
Shares sold	17,436	22,152	$327,904	$360,614
Reinvestment of distributions	1,174	2,312	21,417	44,599
Shares redeemed	(7,136)	(29,027)	(134,557)	(474,713)
Net increase (decrease)	11,474	(4,563)	$214,764	$(69,500)

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Value Leaders Fund
Class A	1.25%
Actual		$1,000.00	$1,351.00	$7.29-C
Hypothetical-D		$1,000.00	$1,018.60	$6.26-C
Class M	1.50%
Actual		$1,000.00	$1,349.20	$8.74-C
Hypothetical-D		$1,000.00	$1,017.36	$7.50-C
Class C	2.00%
Actual		$1,000.00	$1,345.80	$11.63-C
Hypothetical-D		$1,000.00	$1,014.88	$9.99-C
Class I	1.00%
Actual		$1,000.00	$1,352.20	$5.83-C
Hypothetical-D		$1,000.00	$1,019.84	$5.01-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2021, had been in effect during the period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Advisor Value Fund
Class A	1.15%
Actual		$6.70
Hypothetical-(b)		$5.76
Class M	1.40%
Actual		$8.16
Hypothetical-(b)		$7.00
Class C	1.90%
Actual		$11.05
Hypothetical-(b)		$9.49
Class I	.90%
Actual		$5.25
Hypothetical-(b)		$4.51

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Value Leaders Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AVLF-SANN-0621
1.800656.117

Fidelity Advisor® Focused Emerging Markets Fund (formerly Fidelity Advisor® Emerging Markets Fund)

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	8.9
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	8.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.4
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	3.3
29.3

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Financials	22.3
Information Technology	16.1
Consumer Discretionary	14.6
Communication Services	10.5
Materials	9.3

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	18.1
Taiwan	13.8
Korea (South)	12.5
China	11.6
Brazil	9.6

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	94.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
Bermuda - 2.3%
Credicorp Ltd. (United States)	235,600	$28,130,640
Shangri-La Asia Ltd. (a)	15,732,000	14,987,197

TOTAL BERMUDA		43,117,837

Brazil - 4.7%
B3 SA - Brasil Bolsa Balcao	2,738,200	25,960,236
Natura & Co. Holding SA (a)	2,881,000	25,850,266
Suzano Papel e Celulose SA (a)	2,930,000	37,039,994

TOTAL BRAZIL		88,850,496

Canada - 2.4%
Barrick Gold Corp.	2,132,600	45,317,750
Cayman Islands - 18.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	341,800	78,938,710
Baidu.com, Inc. sponsored ADR (a)	85,600	18,004,248
JD.com, Inc. sponsored ADR (a)	755,033	58,409,353
Li Ning Co. Ltd.	2,980,000	24,322,616
Tencent Holdings Ltd.	1,991,400	158,858,039

TOTAL CAYMAN ISLANDS		338,532,966

China - 11.6%
China Life Insurance Co. Ltd. (H Shares)	18,065,000	36,620,468
China Merchants Bank Co. Ltd. (H Shares)	5,595,500	45,129,938
Haier Smart Home Co. Ltd. (A Shares)	8,133,951	41,627,836
Industrial & Commercial Bank of China Ltd. (H Shares)	95,970,000	62,515,941
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	432,900	31,186,053

TOTAL CHINA		217,080,236

Greece - 1.5%
National Bank of Greece SA (a)	8,933,800	27,764,609
Hong Kong - 1.0%
China Resources Beer Holdings Co. Ltd.	2,234,000	18,046,860
Hungary - 2.4%
Richter Gedeon PLC	1,598,108	45,741,387
India - 7.6%
Graphite India Ltd.	280,150	2,770,669
Housing Development Finance Corp. Ltd.	967,498	31,617,607
Larsen & Toubro Ltd.	1,911,300	34,595,937
Shree Cement Ltd. (a)	66,583	25,094,387
Solar Industries India Ltd.	836,900	13,810,460
State Bank of India (a)	7,130,100	34,035,384
Voltas Ltd.	78,800	1,018,478

TOTAL INDIA		142,942,922

Indonesia - 1.4%
PT Bank Mandiri (Persero) Tbk	62,276,169	26,514,770
Korea (South) - 12.5%
AMOREPACIFIC Corp.	11,100	2,684,972
Hyundai Motor Co.	169,890	32,207,211
Samsung Electronics Co. Ltd.	2,299,561	167,591,501
Shinhan Financial Group Co. Ltd.	893,300	31,930,968

TOTAL KOREA (SOUTH)		234,414,652

Mexico - 5.3%
CEMEX S.A.B. de CV sponsored ADR (a)	3,765,000	29,705,850
Grupo Financiero Banorte S.A.B. de CV Series O	3,550,000	20,197,339
Wal-Mart de Mexico SA de CV Series V	15,344,000	50,227,607

TOTAL MEXICO		100,130,796

Netherlands - 1.0%
Yandex NV Series A (a)(b)	270,300	17,718,165
Russia - 2.9%
Lukoil PJSC sponsored ADR	411,900	31,584,492
Sberbank of Russia sponsored ADR	1,474,200	23,203,908

TOTAL RUSSIA		54,788,400

South Africa - 1.4%
Impala Platinum Holdings Ltd.	1,377,200	25,734,417
Taiwan - 13.8%
ASE Technology Holding Co. Ltd.	6,735,000	28,131,721
ECLAT Textile Co. Ltd.	1,293,000	24,800,429
HIWIN Technologies Corp.	2,538,903	38,612,767
Sporton International, Inc.	1,390,000	12,758,454
Taiwan Semiconductor Manufacturing Co. Ltd.	3,963,554	83,435,114
Unified-President Enterprises Corp.	17,209,000	46,247,840
Yageo Corp.	1,276,000	24,793,988

TOTAL TAIWAN		258,780,313

TOTAL COMMON STOCKS
(Cost $1,343,821,252)		1,685,476,576

Nonconvertible Preferred Stocks - 4.9%
Brazil - 4.9%
Ambev SA sponsored ADR (b)	11,761,000	32,695,580
Itau Unibanco Holding SA	5,129,480	25,996,555
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,896,578	33,042,981
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $96,076,253)		91,735,116

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.04% (c)	104,358,053	104,378,925
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	8,440,421	8,441,266
TOTAL MONEY MARKET FUNDS
(Cost $112,820,191)		112,820,191
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,552,717,696)		1,890,031,883
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(15,711,682)
NET ASSETS - 100%		$1,874,320,201

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,283
Fidelity Securities Lending Cash Central Fund	27,925
Total	$49,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $36,150,215. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $569,839,025 and $501,608,866, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$194,580,452	$35,722,413	$158,858,039	$--
Consumer Discretionary	275,293,352	275,293,352	--	--
Consumer Staples	175,753,125	175,753,125	--	--
Energy	64,627,473	64,627,473	--	--
Financials	419,618,363	324,552,157	95,066,206	--
Health Care	76,927,440	76,927,440	--	--
Industrials	89,756,305	89,756,305	--	--
Information Technology	303,952,324	192,385,489	111,566,835	--
Materials	176,702,858	150,968,441	25,734,417	--
Money Market Funds	112,820,191	112,820,191	--	--
Total Investments in Securities:	$1,890,031,883	$1,498,806,386	$391,225,497	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,832,447) — See accompanying schedule: Unaffiliated issuers (cost $1,439,897,505)	$1,777,211,692
Fidelity Central Funds (cost $112,820,191)	112,820,191
Total Investment in Securities (cost $1,552,717,696)		$1,890,031,883
Foreign currency held at value (cost $7,121)		7,726
Receivable for investments sold		3,665,414
Receivable for fund shares sold		7,794,332
Dividends receivable		2,674,166
Distributions receivable from Fidelity Central Funds		3,290
Prepaid expenses		332
Other receivables		197,201
Total assets		1,904,374,344
Liabilities
Payable for investments purchased	$16,776,789
Payable for fund shares redeemed	1,168,192
Accrued management fee	1,180,636
Distribution and service plan fees payable	103,706
Other affiliated payables	242,346
Other payables and accrued expenses	2,141,208
Collateral on securities loaned	8,441,266
Total liabilities		30,054,143
Net Assets		$1,874,320,201
Net Assets consist of:
Paid in capital		$1,454,275,981
Total accumulated earnings (loss)		420,044,220
Net Assets		$1,874,320,201
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($202,969,847 ÷ 5,349,737 shares)(a)		$37.94
Maximum offering price per share (100/94.25 of $37.94)		$40.25
Class M:
Net Asset Value and redemption price per share ($53,278,764 ÷ 1,420,143 shares)(a)		$37.52
Maximum offering price per share (100/96.50 of $37.52)		$38.88
Class C:
Net Asset Value and offering price per share ($46,998,336 ÷ 1,329,792 shares)(a)		$35.34
Class I:
Net Asset Value, offering price and redemption price per share ($660,659,975 ÷ 17,315,105 shares)		$38.16
Class Z:
Net Asset Value, offering price and redemption price per share ($910,413,279 ÷ 23,918,116 shares)		$38.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$9,277,995
Special dividends		2,485,896
Income from Fidelity Central Funds (including $27,925 from security lending)		49,208
Income before foreign taxes withheld		11,813,099
Less foreign taxes withheld		(1,516,498)
Total income		10,296,601
Expenses
Management fee	$5,953,523
Transfer agent fees	920,385
Distribution and service plan fees	591,856
Accounting fees	343,739
Custodian fees and expenses	216,330
Independent trustees' fees and expenses	2,883
Registration fees	110,542
Audit	39,456
Legal	1,448
Miscellaneous	2,484
Total expenses before reductions	8,182,646
Expense reductions	(306,372)
Total expenses after reductions		7,876,274
Net investment income (loss)		2,420,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,637,933
Fidelity Central Funds	(1,449)
Foreign currency transactions	12,257
Total net realized gain (loss)		93,648,741
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,966,203)	183,076,171
Assets and liabilities in foreign currencies	(20,326)
Total change in net unrealized appreciation (depreciation)		183,055,845
Net gain (loss)		276,704,586
Net increase (decrease) in net assets resulting from operations		$279,124,913

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,420,327	$5,927,544
Net realized gain (loss)	93,648,741	16,251,996
Change in net unrealized appreciation (depreciation)	183,055,845	105,120,001
Net increase (decrease) in net assets resulting from operations	279,124,913	127,299,541
Distributions to shareholders	(27,152,600)	(3,130,598)
Share transactions - net increase (decrease)	538,672,997	350,002,246
Total increase (decrease) in net assets	790,645,310	474,171,189
Net Assets
Beginning of period	1,083,674,891	609,503,702
End of period	$1,874,320,201	$1,083,674,891

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Focused Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.73	$26.18	$24.48	$28.86	$22.30	$20.73
Income from Investment Operations
Net investment income (loss)A	.01B	.15	.44C	.09	.08	.02
Net realized and unrealized gain (loss)	7.87	4.48	4.26	(4.39)	6.49	1.55
Total from investment operations	7.88	4.63	4.70	(4.30)	6.57	1.57
Distributions from net investment income	(.05)	(.08)	(.06)D	(.05)	(.01)	–
Distributions from net realized gain	(.62)	–	(2.94)D	(.03)	–	–
Total distributions	(.67)	(.08)	(3.00)	(.08)	(.01)	–
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$37.94	$30.73	$26.18	$24.48	$28.86	$22.30
Total ReturnF,G,H	25.83%	17.71%	19.42%	(14.93)%	29.46%	7.57%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.34%K	1.39%	1.41%	1.44%	1.47%	1.51%
Expenses net of fee waivers, if any	1.34%K	1.39%	1.41%	1.44%	1.47%	1.51%
Expenses net of all reductions	1.30%K	1.36%	1.39%	1.40%	1.46%	1.51%
Net investment income (loss)	(.12)%B,K	.54%	1.62%C	.30%	.34%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$202,970	$150,749	$144,062	$120,499	$142,129	$118,092
Portfolio turnover rateL	66%K	66%	166%M	87%	86%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.36	$25.86	$24.25	$28.61	$22.16	$20.65
Income from Investment Operations
Net investment income (loss)A	(.04)B	.07	.36C	–D	.02	(.03)
Net realized and unrealized gain (loss)	7.78	4.43	4.20	(4.34)	6.43	1.54
Total from investment operations	7.74	4.50	4.56	(4.34)	6.45	1.51
Distributions from net investment income	–	–	(.02)E	–	–	–
Distributions from net realized gain	(.58)	–	(2.93)E	(.02)	–	–
Total distributions	(.58)	–	(2.95)	(.02)	–	–
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$37.52	$30.36	$25.86	$24.25	$28.61	$22.16
Total ReturnF,G,H	25.67%	17.40%	19.03%	(15.17)%	29.11%	7.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.62%K	1.68%	1.70%	1.73%	1.75%	1.77%
Expenses net of fee waivers, if any	1.62%K	1.67%	1.70%	1.73%	1.75%	1.77%
Expenses net of all reductions	1.58%K	1.64%	1.68%	1.69%	1.73%	1.77%
Net investment income (loss)	(.40)%B,K	.25%	1.33%C	- %L	.06%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$53,279	$42,509	$45,310	$40,616	$53,572	$44,575
Portfolio turnover rateM	66%K	66%	166%N	87%	86%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.56) %.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.57	$24.46	$23.18	$27.46	$21.37	$20.02
Income from Investment Operations
Net investment income (loss)A	(.13)B	(.06)	.22C	(.13)	(.10)	(.13)
Net realized and unrealized gain (loss)	7.33	4.17	4.02	(4.15)	6.19	1.48
Total from investment operations	7.20	4.11	4.24	(4.28)	6.09	1.35
Distributions from net investment income	–	–	(.02)D	–	–	–
Distributions from net realized gain	(.43)	–	(2.94)D	–	–	–
Total distributions	(.43)	–	(2.96)	–	–	–
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$35.34	$28.57	$24.46	$23.18	$27.46	$21.37
Total ReturnF,G,H	25.33%	16.80%	18.48%	(15.59)%	28.50%	6.74%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.13%K	2.18%	2.20%	2.22%	2.24%	2.26%
Expenses net of fee waivers, if any	2.13%K	2.17%	2.20%	2.22%	2.24%	2.26%
Expenses net of all reductions	2.09%K	2.14%	2.17%	2.19%	2.22%	2.26%
Net investment income (loss)	(.91)%B,K	(.25)%	.83%C	(.49)%	(.43)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$46,998	$35,268	$41,615	$50,617	$57,599	$43,848
Portfolio turnover rateL	66%K	66%	166%M	87%	86%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.07) %.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.94	$26.34	$24.65	$29.03	$22.44	$20.83
Income from Investment Operations
Net investment income (loss)A	.06B	.24	.54C	.18	.17	.10
Net realized and unrealized gain (loss)	7.92	4.51	4.26	(4.41)	6.51	1.55
Total from investment operations	7.98	4.75	4.80	(4.23)	6.68	1.65
Distributions from net investment income	(.15)	(.15)	(.17)D	(.12)	(.09)	(.04)
Distributions from net realized gain	(.62)	–	(2.94)D	(.03)	–	–
Total distributions	(.76)E	(.15)	(3.11)	(.15)	(.09)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–F	–F	–F
Net asset value, end of period	$38.16	$30.94	$26.34	$24.65	$29.03	$22.44
Total ReturnG,H	26.01%	18.13%	19.78%	(14.64)%	29.94%	7.93%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.04%K	1.06%	1.09%	1.12%	1.13%	1.16%
Expenses net of fee waivers, if any	1.04%K	1.06%	1.09%	1.12%	1.13%	1.16%
Expenses net of all reductions	1.00%K	1.03%	1.06%	1.08%	1.11%	1.15%
Net investment income (loss)	.18%B,K	.86%	1.94%C	.62%	.68%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$660,660	$312,731	$288,485	$394,904	$340,526	$242,116
Portfolio turnover rateL	66%K	66%	166%M	87%	86%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .02%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.33 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.89	$26.33	$24.65	$29.02	$22.44	$20.83
Income from Investment Operations
Net investment income (loss)A	.09B	.28	.57C	.22	.21	.13
Net realized and unrealized gain (loss)	7.89	4.50	4.26	(4.41)	6.50	1.55
Total from investment operations	7.98	4.78	4.83	(4.19)	6.71	1.68
Distributions from net investment income	(.20)	(.22)	(.21)D	(.15)	(.13)	(.07)
Distributions from net realized gain	(.62)	–	(2.94)D	(.03)	–	–
Total distributions	(.81)E	(.22)	(3.15)	(.18)	(.13)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–F	–F	–F
Net asset value, end of period	$38.06	$30.89	$26.33	$24.65	$29.02	$22.44
Total ReturnG,H	26.07%	18.29%	19.93%	(14.52)%	30.13%	8.09%
Ratios to Average Net AssetsI,J
Expenses before reductions	.91%K	.94%	.95%	.98%	.98%	1.01%
Expenses net of fee waivers, if any	.91%K	.93%	.95%	.98%	.98%	1.01%
Expenses net of all reductions	.87%K	.90%	.92%	.94%	.97%	1.00%
Net investment income (loss)	.31%B,K	.99%	2.09%C	.76%	.82%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$910,413	$542,418	$90,032	$65,453	$14,387	$6,261
Portfolio turnover rateL	66%K	66%	166%M	87%	86%	85%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .15%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Advisor Focused Emerging Markets Fund (the Fund) (formerly Fidelity Advisor Emerging Markets Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$402,452,671
Gross unrealized depreciation	(74,644,240)
Net unrealized appreciation (depreciation)	$327,808,431
Tax cost	$1,562,223,452

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	931,646,651	473,278,244

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$238,540	$7,782
Class M	.25%	.25%	131,248	2,208
Class C	.75%	.25%	222,068	34,434
			$591,856	$44,424

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$34,064
Class M	4,719
Class C(a)	689
$39,472

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$208,959.22
Class M	66,305.25
Class C	57,738.26
Class I	427,528.17
Class Z	159,855.04
	$920,385

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Focused Emerging Markets Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Focused Emerging Markets Fund	$14,022

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	20,340,685	15,635,367

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Focused Emerging Markets Fund	$1,391

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Focused Emerging Markets Fund	$3,025	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $304,401 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $36.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,935.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$3,269,063	$409,462
Class M	815,657	–
Class C	524,769	–
Class I	7,975,616	1,670,563
Class Z	14,567,495	1,050,573
Total	$27,152,600	$3,130,598

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	915,336	928,739	$34,716,175	$25,402,112
Reinvestment of distributions	91,216	15,043	3,177,059	399,347
Shares redeemed	(561,780)	(1,541,734)	(20,991,428)	(41,017,799)
Net increase (decrease)	444,772	(597,952)	$16,901,806	$(15,216,340)
Class M
Shares sold	195,163	140,677	$7,273,744	$3,840,283
Reinvestment of distributions	23,091	–	796,190	–
Shares redeemed	(198,128)	(492,563)	(7,315,024)	(12,858,292)
Net increase (decrease)	20,126	(351,886)	$754,910	$(9,018,009)
Class C
Shares sold	275,265	185,413	$9,688,441	$4,786,457
Reinvestment of distributions	16,009	–	521,091	–
Shares redeemed	(195,770)	(652,459)	(6,878,594)	(16,128,456)
Net increase (decrease)	95,504	(467,046)	$3,330,938	$(11,341,999)
Class I
Shares sold	9,454,103	5,632,750	$364,189,025	$153,841,377
Reinvestment of distributions	217,624	59,042	7,614,673	1,572,879
Shares redeemed	(2,464,599)	(6,535,693)	(95,319,248)	(170,934,479)
Net increase (decrease)	7,207,128	(843,901)	$276,484,450	$(15,520,223)
Class Z
Shares sold	8,338,555	18,039,864	$315,714,885	$505,205,143
Reinvestment of distributions	161,741	27,591	5,643,146	733,083
Shares redeemed	(2,141,779)	(3,926,782)	(80,157,138)	(104,839,409)
Net increase (decrease)	6,358,517	14,140,673	$241,200,893	$401,098,817

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Focused Emerging Markets Fund
Class A	1.34%
Actual		$1,000.00	$1,258.30	$7.50
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Class M	1.62%
Actual		$1,000.00	$1,256.70	$9.06
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Class C	2.13%
Actual		$1,000.00	$1,253.30	$11.90
Hypothetical-C		$1,000.00	$1,014.23	$10.64
Class I	1.04%
Actual		$1,000.00	$1,260.10	$5.83
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class Z	.91%
Actual		$1,000.00	$1,260.70	$5.10
Hypothetical-C		$1,000.00	$1,020.28	$4.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Focused Emerging Markets Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FAEM-SANN-0621
1.800638.117

Fidelity Advisor® Global Equity Income Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	4.3
Microsoft Corp. (United States of America, Software)	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.8
JPMorgan Chase & Co. (United States of America, Banks)	1.4
13.2

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	19.8
Financials	12.5
Health Care	11.6
Consumer Discretionary	11.4
Industrials	10.6

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
United States of America	48.0
United Kingdom	8.1
Japan	5.4
France	3.9
Canada	3.4

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	95.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Bailiwick of Guernsey - 0.4%
Amdocs Ltd.	1,697	$130,228
Bailiwick of Jersey - 0.4%
WPP PLC	8,008	107,965
Belgium - 0.5%
KBC Groep NV	1,362	105,813
UCB SA	500	46,323

TOTAL BELGIUM		152,136

Bermuda - 0.3%
Hiscox Ltd. (a)	7,626	85,519
Brazil - 0.4%
Equatorial Energia SA	13,999	64,660
Suzano Papel e Celulose SA (a)	3,307	41,806

TOTAL BRAZIL		106,466

Canada - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,957	134,084
Canadian Natural Resources Ltd.	3,612	109,640
Constellation Software, Inc.	102	149,698
Imperial Oil Ltd.	5,774	166,763
Open Text Corp.	3,067	144,423
Rogers Communications, Inc. Class B (non-vtg.)	500	24,627
Shaw Communications, Inc. Class B	1,000	28,963
Suncor Energy, Inc.	8,714	186,382
Waste Connection, Inc. (Canada)	397	47,292

TOTAL CANADA		991,872

Cayman Islands - 1.3%
HKBN Ltd.	192,360	281,814
SITC International Holdings Co. Ltd.	23,851	91,041

TOTAL CAYMAN ISLANDS		372,855

China - 1.0%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	10,666	98,710
Kweichow Moutai Co. Ltd. (A Shares)	516	159,960
Qingdao Port International Co. Ltd. (H Shares) (b)	51,971	31,981

TOTAL CHINA		290,651

Denmark - 0.3%
A.P. Moller - Maersk A/S Series B	34	84,579
France - 3.9%
Amundi SA (b)	1,772	157,862
Capgemini SA	1,091	199,896
Elior SA (b)	7,497	62,101
LVMH Moet Hennessy Louis Vuitton SE	363	273,466
Sanofi SA	2,456	257,493
SR Teleperformance SA	231	89,176
VINCI SA	1,125	123,446

TOTAL FRANCE		1,163,440

Germany - 2.3%
Deutsche Post AG	3,748	220,747
DWS Group GmbH & Co. KGaA (b)	2,181	95,445
Linde PLC	558	159,462
Siemens AG	1,193	199,034

TOTAL GERMANY		674,688

Hong Kong - 0.8%
AIA Group Ltd.	18,340	232,782
India - 1.9%
HDFC Bank Ltd. sponsored ADR (a)	1,049	73,724
Petronet LNG Ltd.	27,806	90,096
Redington India Ltd. (a)	28,283	68,153
Reliance Industries Ltd.	8,888	239,378
Reliance Industries Ltd.	592	8,586
Tech Mahindra Ltd.	5,895	76,451

TOTAL INDIA		556,388

Indonesia - 0.2%
PT Bank Central Asia Tbk	33,497	74,264
Ireland - 1.9%
Accenture PLC Class A	1,077	312,298
Johnson Controls International PLC	1,465	91,328
Linde PLC	545	155,783

TOTAL IRELAND		559,409

Italy - 0.3%
Reply SpA	579	78,729
Japan - 5.4%
Daiichikosho Co. Ltd.	4,920	183,223
Hitachi Ltd.	2,600	128,014
Hoya Corp.	3,374	383,893
Inaba Denki Sangyo Co. Ltd.	5,420	126,759
Jm Holdings Co. Ltd.	4,043	76,317
Minebea Mitsumi, Inc.	5,601	140,473
Roland Corp.	1,100	46,249
Sony Group Corp.	3,646	364,523
Tsuruha Holdings, Inc.	417	48,152
Z Holdings Corp.	18,231	84,241

TOTAL JAPAN		1,581,844

Kenya - 0.5%
Safaricom Ltd.	417,495	156,198
Korea (South) - 1.8%
Samsung Electronics Co. Ltd.	7,282	530,711
Luxembourg - 0.7%
B&M European Value Retail SA	23,913	186,856
InPost SA	1,200	22,867

TOTAL LUXEMBOURG		209,723

Multi-National - 0.3%
HKT Trust/HKT Ltd. unit	66,160	96,075
Netherlands - 2.0%
Airbus Group NV	1,397	168,003
Koninklijke Philips Electronics NV	2,862	161,827
NXP Semiconductors NV	1,291	248,530

TOTAL NETHERLANDS		578,360

New Zealand - 0.5%
Auckland International Airport Ltd.	27,738	150,656
Poland - 0.1%
CD Projekt RED SA	833	38,135
Spain - 1.5%
Aena Sme SA (a)(b)	1,318	229,287
Amadeus IT Holding SA Class A (a)	3,067	208,857

TOTAL SPAIN		438,144

Sweden - 1.1%
Ericsson (B Shares)	11,790	161,925
HEXPOL AB (B Shares)	8,519	104,707
Indutrade AB	2,841	74,234

TOTAL SWEDEN		340,866

Switzerland - 3.2%
Barry Callebaut AG	17	37,528
Chubb Ltd.	614	105,356
Nestle SA (Reg. S)	2,141	255,487
Roche Holding AG (participation certificate)	1,016	331,374
Sika AG	746	222,513

TOTAL SWITZERLAND		952,258

Taiwan - 2.5%
International Games Systems Co. Ltd.	2,064	57,093
Poya International Co. Ltd.	3,748	82,082
Taiwan Semiconductor Manufacturing Co. Ltd.	28,569	601,394

TOTAL TAIWAN		740,569

United Kingdom - 8.1%
Anglo American PLC (United Kingdom)	3,953	167,600
BP PLC	29,368	122,945
Compass Group PLC (a)	17,325	376,893
Cranswick PLC	1,433	73,818
Diageo PLC	5,988	268,810
Informa PLC (a)	25,591	198,695
JD Sports Fashion PLC (a)	23,887	302,972
London Stock Exchange Group PLC	859	87,788
Reckitt Benckiser Group PLC	2,702	240,580
RELX PLC:
rights (a)(c)	8,110	3,741
(London Stock Exchange)	8,110	210,510
St. James's Place Capital PLC	3,823	71,884
WH Smith PLC (a)	10,687	267,069

TOTAL UNITED KINGDOM		2,393,305

United States of America - 48.0%
AbbVie, Inc.	2,432	271,168
Activision Blizzard, Inc.	1,125	102,589
Ameren Corp.	2,156	182,915
American Tower Corp.	1,519	386,996
AMETEK, Inc.	646	87,165
Amgen, Inc.	1,429	342,446
Apple, Inc.	9,615	1,263,982
AstraZeneca PLC sponsored ADR	5,242	278,193
Bank of America Corp.	8,426	341,506
Becton, Dickinson & Co.	383	95,294
BJ's Wholesale Club Holdings, Inc. (a)	3,203	143,078
BlackRock, Inc. Class A	238	194,993
Bristol-Myers Squibb Co.	5,674	354,171
Capital One Financial Corp.	2,505	373,445
Chevron Corp.	2,053	211,603
Cisco Systems, Inc.	4,702	239,379
Citigroup, Inc.	3,855	274,630
Comcast Corp. Class A	4,464	250,654
Costco Wholesale Corp.	409	152,185
Crane Co.	750	70,545
Crown Holdings, Inc.	716	78,617
Danaher Corp.	1,090	276,795
Dominion Energy, Inc.	1,670	133,433
Eli Lilly & Co.	1,697	310,161
Equifax, Inc.	369	84,586
Fortive Corp.	1,210	85,692
General Electric Co.	13,131	172,279
Hartford Financial Services Group, Inc.	1,300	85,748
JPMorgan Chase & Co.	2,606	400,829
Kohl's Corp.	2,351	137,910
Kroger Co.	2,284	83,457
Lamar Advertising Co. Class A	1,397	138,359
Lennar Corp. Class A	1,567	162,341
Lowe's Companies, Inc.	1,931	378,959
M&T Bank Corp.	1,132	178,505
Microsoft Corp.	4,330	1,091,939
MSCI, Inc.	154	74,809
NextEra Energy, Inc.	2,682	207,882
Northrop Grumman Corp.	306	108,459
NRG Energy, Inc.	2,318	83,031
PG&E Corp. (a)	2,223	25,164
Phillips 66 Co.	1,173	94,907
Procter & Gamble Co.	2,726	363,703
PVH Corp.	800	90,544
Roper Technologies, Inc.	218	97,324
S&P Global, Inc.	275	107,357
Starbucks Corp.	1,159	132,694
Sysco Corp.	2,147	181,915
T-Mobile U.S., Inc.	1,822	240,741
Tapestry, Inc.	3,400	162,690
Target Corp.	273	56,582
Tempur Sealy International, Inc.	1,900	72,466
The Coca-Cola Co.	5,827	314,541
The Travelers Companies, Inc.	1,282	198,274
The Walt Disney Co. (a)	1,760	327,395
TJX Companies, Inc.	1,533	108,843
United Parcel Service, Inc. Class B	1,159	236,274
UnitedHealth Group, Inc.	789	314,653
Valero Energy Corp.	1,375	101,695
Visa, Inc. Class A	1,065	248,741
Vistra Corp.	5,673	95,704
Walmart, Inc.	1,157	161,876
Watsco, Inc.	176	51,543
WEC Energy Group, Inc.	744	72,294
Wells Fargo & Co.	6,624	298,411
WestRock Co.	1,602	89,312

TOTAL UNITED STATES OF AMERICA		14,136,371

TOTAL COMMON STOCKS
(Cost $18,867,256)		28,005,186

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.04% (d)
(Cost $1,572,467)	1,572,153	1,572,467
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $20,439,723)		29,577,653
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(108,054)
NET ASSETS - 100%		$29,469,599

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,676 or 2.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$505
Total	$505

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $994,966. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $3,456,315 and $2,878,802, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,178,408	$2,032,308	$146,100	$--
Consumer Discretionary	3,363,950	2,349,068	1,014,882	--
Consumer Staples	2,695,491	1,930,614	764,877	--
Energy	1,331,995	1,209,050	122,945	--
Financials	3,618,944	3,386,162	232,782	--
Health Care	3,423,791	2,673,097	750,694	--
Industrials	3,099,021	2,299,471	799,550	--
Information Technology	5,883,348	4,911,172	972,176	--
Materials	1,019,800	1,019,800	--	--
Real Estate	525,355	525,355	--	--
Utilities	865,083	865,083	--	--
Money Market Funds	1,572,467	1,572,467	--	--
Total Investments in Securities:	$29,577,653	$24,773,647	$4,804,006	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $18,867,256)	$28,005,186
Fidelity Central Funds (cost $1,572,467)	1,572,467
Total Investment in Securities (cost $20,439,723)		$29,577,653
Cash		14,250
Foreign currency held at value (cost $2,108)		2,112
Receivable for fund shares sold		36,196
Dividends receivable		66,782
Distributions receivable from Fidelity Central Funds		60
Prepaid expenses		9
Receivable from investment adviser for expense reductions		36,387
Other receivables		597
Total assets		29,734,046
Liabilities
Payable for investments purchased
Regular delivery	$175,392
Delayed delivery	3,741
Payable for fund shares redeemed	9,493
Accrued management fee	16,440
Distribution and service plan fees payable	9,297
Audit fees payable	27,914
Other affiliated payables	5,467
Other payables and accrued expenses	16,703
Total liabilities		264,447
Net Assets		$29,469,599
Net Assets consist of:
Paid in capital		$18,578,488
Total accumulated earnings (loss)		10,891,111
Net Assets		$29,469,599
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,869,387 ÷ 546,153 shares)(a)		$19.90
Maximum offering price per share (100/94.25 of $19.90)		$21.11
Class M:
Net Asset Value and redemption price per share ($6,052,174 ÷ 304,356 shares)(a)		$19.89
Maximum offering price per share (100/96.50 of $19.89)		$20.61
Class C:
Net Asset Value and offering price per share ($5,541,856 ÷ 280,790 shares)(a)		$19.74
Class I:
Net Asset Value, offering price and redemption price per share ($2,528,630 ÷ 126,948 shares)		$19.92
Class Z:
Net Asset Value, offering price and redemption price per share ($4,477,552 ÷ 223,992 shares)		$19.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$268,137
Income from Fidelity Central Funds		505
Income before foreign taxes withheld		268,642
Less foreign taxes withheld		(17,834)
Total income		250,808
Expenses
Management fee	$89,454
Transfer agent fees	24,998
Distribution and service plan fees	49,593
Accounting fees and expenses	6,844
Custodian fees and expenses	6,386
Independent trustees' fees and expenses	55
Registration fees	56,595
Audit	31,043
Legal	244
Miscellaneous	146
Total expenses before reductions	265,358
Expense reductions	(74,366)
Total expenses after reductions		190,992
Net investment income (loss)		59,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,048)	1,868,152
Fidelity Central Funds	(12)
Foreign currency transactions	3,689
Total net realized gain (loss)		1,871,829
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $925)	3,879,921
Assets and liabilities in foreign currencies	30
Total change in net unrealized appreciation (depreciation)		3,879,951
Net gain (loss)		5,751,780
Net increase (decrease) in net assets resulting from operations		$5,811,596

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,816	$153,817
Net realized gain (loss)	1,871,829	346,360
Change in net unrealized appreciation (depreciation)	3,879,951	441,225
Net increase (decrease) in net assets resulting from operations	5,811,596	941,402
Distributions to shareholders	(316,358)	(146,473)
Share transactions - net increase (decrease)	2,252,624	(481,516)
Total increase (decrease) in net assets	7,747,862	313,413
Net Assets
Beginning of period	21,721,737	21,408,324
End of period	$29,469,599	$21,721,737

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.95	$15.33	$13.86	$14.63	$12.44	$12.50
Income from Investment Operations
Net investment income (loss)A	.05	.13	.19	.19	.13	.12
Net realized and unrealized gain (loss)	4.14	.61	1.76	(.52)	2.20	.09
Total from investment operations	4.19	.74	1.95	(.33)	2.33	.21
Distributions from net investment income	(.05)	(.12)	(.20)	(.18)	(.13)	(.11)
Distributions from net realized gain	(.19)	–	(.28)	(.26)	(.01)	(.16)
Total distributions	(.24)	(.12)	(.48)	(.44)	(.14)	(.27)
Net asset value, end of period	$19.90	$15.95	$15.33	$13.86	$14.63	$12.44
Total ReturnB,C,D	26.41%	4.87%	14.52%	(2.41)%	18.79%	1.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.91%G	1.97%	2.18%	1.91%	2.05%	2.13%
Expenses net of fee waivers, if any	1.35%G	1.39%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.34%G	1.38%	1.45%	1.44%	1.45%	1.45%
Net investment income (loss)	.55%G	.81%	1.32%	1.33%	.96%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$10,869	$8,362	$8,314	$8,427	$7,441	$6,068
Portfolio turnover rateH	48%G	52%	18%I	37%	48%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.94	$15.32	$13.85	$14.62	$12.44	$12.49
Income from Investment Operations
Net investment income (loss)A	.03	.09	.15	.16	.10	.09
Net realized and unrealized gain (loss)	4.14	.61	1.76	(.53)	2.18	.10
Total from investment operations	4.17	.70	1.91	(.37)	2.28	.19
Distributions from net investment income	(.03)	(.08)	(.16)	(.14)	(.10)	(.08)
Distributions from net realized gain	(.19)	–	(.28)	(.26)	(.01)	(.16)
Total distributions	(.22)	(.08)	(.44)	(.40)	(.10)B	(.24)
Net asset value, end of period	$19.89	$15.94	$15.32	$13.85	$14.62	$12.44
Total ReturnC,D,E	26.29%	4.63%	14.23%	(2.64)%	18.42%	1.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.24%	2.49%	2.21%	2.35%	2.46%
Expenses net of fee waivers, if any	1.60%H	1.64%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.59%H	1.63%	1.70%	1.69%	1.69%	1.70%
Net investment income (loss)	.31%H	.56%	1.07%	1.08%	.71%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$6,052	$3,545	$3,135	$3,279	$3,573	$2,508
Portfolio turnover rateI	48%H	52%	18%J	37%	48%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.84	$15.24	$13.77	$14.57	$12.39	$12.46
Income from Investment Operations
Net investment income (loss)A	(.02)	.01	.08	.08	.03	.03
Net realized and unrealized gain (loss)	4.11	.62	1.75	(.53)	2.19	.09
Total from investment operations	4.09	.63	1.83	(.45)	2.22	.12
Distributions from net investment income	–	(.03)	(.09)	(.09)	(.03)	(.03)
Distributions from net realized gain	(.19)	–	(.28)	(.26)	(.01)	(.16)
Total distributions	(.19)	(.03)	(.36)B	(.35)	(.04)	(.19)
Net asset value, end of period	$19.74	$15.84	$15.24	$13.77	$14.57	$12.39
Total ReturnC,D,E	25.94%	4.12%	13.71%	(3.22)%	17.91%	.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.68%H	2.75%	2.99%	2.72%	2.85%	2.93%
Expenses net of fee waivers, if any	2.10%H	2.14%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.09%H	2.13%	2.20%	2.19%	2.20%	2.20%
Net investment income (loss)	(.19)%H	.06%	.57%	.58%	.21%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$5,542	$4,082	$4,173	$4,340	$4,190	$3,588
Portfolio turnover rateI	48%H	52%	18%J	37%	48%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.96	$15.35	$13.88	$14.66	$12.46	$12.51
Income from Investment Operations
Net investment income (loss)A	.08	.17	.22	.23	.16	.15
Net realized and unrealized gain (loss)	4.14	.60	1.77	(.53)	2.21	.10
Total from investment operations	4.22	.77	1.99	(.30)	2.37	.25
Distributions from net investment income	(.07)	(.16)	(.24)	(.22)	(.16)	(.14)
Distributions from net realized gain	(.19)	–	(.28)	(.26)	(.01)	(.16)
Total distributions	(.26)	(.16)	(.52)	(.48)	(.17)	(.30)
Net asset value, end of period	$19.92	$15.96	$15.35	$13.88	$14.66	$12.46
Total ReturnB,C	26.61%	5.08%	14.84%	(2.20)%	19.12%	2.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.56%F	1.63%	1.83%	1.51%	1.77%	1.68%
Expenses net of fee waivers, if any	1.10%F	1.13%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.09%F	1.12%	1.20%	1.19%	1.20%	1.20%
Net investment income (loss)	.80%F	1.06%	1.57%	1.58%	1.21%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,529	$2,378	$2,188	$2,493	$2,533	$7,159
Portfolio turnover rateG	48%F	52%	18%H	37%	48%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.37	$13.88	$14.88
Income from Investment Operations
Net investment income (loss)B	.09	.19	.25	.01
Net realized and unrealized gain (loss)	4.15	.61	1.76	(.94)
Total from investment operations	4.24	.80	2.01	(.93)
Distributions from net investment income	(.07)	(.16)	(.24)	(.07)
Distributions from net realized gain	(.19)	–	(.28)	–
Total distributions	(.26)	(.16)	(.52)	(.07)
Net asset value, end of period	$19.99	$16.01	$15.37	$13.88
Total ReturnC,D	26.67%	5.29%	15.00%	(6.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.48%G	1.50%	1.37%H	1.08%G
Expenses net of fee waivers, if any	.95%G	.98%	1.04%H	1.05%G
Expenses net of all reductions	.94%G	.97%	1.04%H	1.04%G
Net investment income (loss)	.95%G	1.21%	1.73%	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,478	$3,354	$3,599	$94
Portfolio turnover rateI	48%G	52%	18%J	37%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, capital loss carryforwards and losses due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,399,801
Gross unrealized depreciation	(353,366)
Net unrealized appreciation (depreciation)	$9,046,435
Tax cost	$20,531,218

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Equity Income Fund	7,352,284	5,847,845

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$12,443	$572
Class M	.25%	.25%	12,282	61
Class C	.75%	.25%	24,868	3,771
			$49,593	$4,404

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,282
Class M	825
Class C(a)	394
$2,501

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,246.23
Class M	5,370.22
Class C	5,983.24
Class I	1,527.12
Class Z	872.04
	$24,998

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Equity Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Equity Income Fund	$70

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Equity Income Fund	173,356	392,168

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Global Equity Income Fund	$25

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.35%	$28,146
Class M	1.60%	14,076
Class C	2.10%	14,575
Class I	1.10%	5,815
Class Z	.95%	10,774
		$73,386

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $937 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $38.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022.

Expense Limitations
Class A	1.30%
Class M	1.55%
Class C	2.05%
Class I	1.05%
Class Z	.90%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Global Equity Income Fund
Distributions to shareholders
Class A	$124,269	$62,297
Class M	50,802	18,293
Class C	48,820	6,876
Class I	36,950	25,073
Class Z	55,517	33,934
Total	$316,358	$146,473

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Advisor Global Equity Income Fund
Class A
Shares sold	56,264	106,490	$1,064,230	$1,696,197
Reinvestment of distributions	6,709	4,038	120,695	60,356
Shares redeemed	(41,138)	(128,507)	(769,397)	(1,907,038)
Net increase (decrease)	21,835	(17,979)	$415,528	$(150,485)
Class M
Shares sold	96,329	54,509	$1,810,788	$830,590
Reinvestment of distributions	2,833	1,223	50,780	18,187
Shares redeemed	(17,231)	(37,916)	(320,154)	(590,122)
Net increase (decrease)	81,931	17,816	$1,541,414	$258,655
Class C
Shares sold	48,118	48,335	$894,087	$725,013
Reinvestment of distributions	2,743	458	48,653	6,836
Shares redeemed	(27,874)	(64,774)	(511,532)	(995,177)
Net increase (decrease)	22,987	(15,981)	$431,208	$(263,328)
Class I
Shares sold	3,516	50,768	$62,933	$694,934
Reinvestment of distributions	1,563	1,394	28,156	20,796
Shares redeemed	(27,128)	(45,718)	(499,765)	(688,941)
Net increase (decrease)	(22,049)	6,444	$(408,676)	$26,789
Class Z
Shares sold	25,105	44,865	$471,483	$722,342
Reinvestment of distributions	3,055	2,241	55,314	33,769
Shares redeemed	(13,693)	(71,725)	(253,647)	(1,109,258)
Net increase (decrease)	14,467	(24,619)	$273,150	$(353,147)

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Advisor Global Equity Income Fund
Class A	1.35%
Actual		$1,000.00	$1,264.10	$7.58
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.60%
Actual		$1,000.00	$1,262.90	$8.98
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.10%
Actual		$1,000.00	$1,259.40	$11.76
Hypothetical-C		$1,000.00	$1,014.38	$10.49
Class I	1.10%
Actual		$1,000.00	$1,266.10	$6.18
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class Z	.95%
Actual		$1,000.00	$1,266.70	$5.34-D
Hypothetical-C		$1,000.00	$1,020.08	$4.76-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2021, had been in effect during the period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Advisor Global Equity Income Fund
Class Z	.90%
Actual		$5.06
Hypothetical-(b)		$4.51

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Global Equity Income Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AGED-SANN-0621
1.938154.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021